Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._21__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
--------------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            ___   on (date) pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            _X_   on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PREMIER VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Premier Variable (A Group
                                Variable Annuity Contract for Employer-
                                Sponsored Qualified and Non-Qualified
                                Retirement Plans)

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Deductions Under the
                                Contracts, Mortality and Expense Risks Charge, Other Expenses, Application Fee and Transfer Fee, Contract Administrative Expense, Recordkeeping Expense, Compensation to Sales, Representative, Distribution of the Contract

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits, Withdrawals and
                                Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Premier Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A GROUP VARIABLE ANNUITY CONTRACT

                        FOR EMPLOYER-SPONSORED QUALIFIED

                      AND NON-QUALIFIED RETIREMENT PLANS)

           Issued by Principal Life Insurance Company (the "Company")


                      Prospectus dated April 29, 2005


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. It is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"). The assets of the Separate Account Divisions ("Divisions") are invested in the following underlying mutual funds:

                   Principal Variable Contracts Fund, Inc.
                   ---------------------------------------
 Asset Allocation Account               LargeCap Growth Equity Account
 Balanced Account                       LargeCap Stock Index Account
 Bond Account                           MidCap Account
 Capital Value Account                  MidCap Growth Account
 Diversified International Account      MidCap Value Account
 Equity Growth Account                  Money Market Account
 Equity Income Account                  Real Estate Securities Account
 Government Securities Account          SmallCap Account
 Growth Account                         SmallCap Growth Account
 International Emerging Markets
 Account                                SmallCap Value Account
 International SmallCap Account


This Prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference. Additional information about the Contract, including a Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is part of this Prospectus. The table of contents of the SAI appears at the end of this Prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

TABLE OF CONTENTS


Glossary of Special Terms...............................................3

Synopsis................................................................3

Expense Table and Example...............................................5

Summary.................................................................7

Condensed Financial Information.........................................9

Description of Principal Life Insurance Company.........................12

Principal Life Insurance Company Separate Account B.....................12

The Underlying Mutual Fund..............................................12

Deductions Under the Contract...........................................17

Other Expenses..........................................................18

Surplus Distribution at Sole Discretion of the Company..................21

The Contract ............................................................22

Statement of Values.....................................................32

Services Available by Telephone.........................................32

Distribution of the Contract............................................33

Performance Calculation.................................................33

Voting Rights...........................................................34

Federal Tax Status......................................................34

Rights Reserved by the Company..........................................39

State Regulation........................................................39

General Information.....................................................39

Table of Separate Account Divisions.....................................41

Table of Contents of the Statement of Additional Information............40

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contract holder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contract holder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTRACT DATE - The date this contract is effective, as shown on the face page of the contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.


EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract to another group annuity contract issued by the Company to the Contractholder.

INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option, or (b) for a married Plan Participant, the joint and one-half survivor variable annuity option.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.


PLAN PARTICIPANT - A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.


SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.

SYNOPSIS


The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between investment options.

         CONTRACTHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Application Fee                                        $925
-------------------------------------------------------------------------------
Sales charge imposed on purchase payments (as a        none
percentage of purchase payments)
-------------------------------------------------------------------------------
Maximum contingent deferred sales charge (as a
percentage of amount surrendered)/(//1//)/             9.00%
.. guaranteed maximum                                   5.00%
..current
-------------------------------------------------------------------------------
Transaction Fees (as a percentage of amount            .$25 for each
surrendered)                                             unscheduled
.. guaranteed maximum                                     partial surrender
                                                         after the 12th in a
                                                         Contract Year
..current                                               .none
-------------------------------------------------------------------------------

                                                       .$30 for each
                                                         unscheduled
                                                         transfer after the
Transfer Fee                                             12th in a
.. guaranteed maximum                                     Contract Year plus a
                                                         $15 charge if
                                                         transfers are made via
                                                         paper instruction
                                                       .none (if transfer
..current                                                 instructions are
                                                         received via our
                                                         toll-free number); a
                                                         $15 charge is imposed
                                                         if transfers are made
                                                         via paper instruction
-------------------------------------------------------------------------------
Documentation Expense
.. Principal Standard Plan                              $125
.. Principal Custom-written Plan
 initial plan document                                 $700
 plan amendments                                       $300
 summary plan booklet                                  $500
.. Plan not provided by Principal -
 summary plan booklet                                  $900
-------------------------------------------------------------------------------



/ //(//1//)/ Current Surrender charge (as a percentage of amounts surrendered).


                          TABLE OF CONTINGENT DEFERRED SALES CHARGE
----------------------------------------------------------------------------------------------
NUMBER OF COMPLETED CONTRACT YEARS SINCE EACH   CHARGE APPLIED TO ALL CONTRIBUTIONS RECEIVED IN
            CONTRIBUTION WAS MADE                             THAT CONTRACT YEAR
---------------------------------------------   -----------------------------------------------
        0 (year of purchase payment)                                 5.00%
                      1                                              4.25%
                      2                                              3.50%
                      3                                              2.75%
                      4                                              2.00%
                      5                                              1.25%
                      6                                              0.50%
                 7 and later                                            0%

The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Separate Account Annual Expenses (as a
percentage of average account value)
.. guaranteed maximum                                    1.25%
..current                                                0.64%
-------------------------------------------------------------------------------
Annual Recordkeeping Expense paid
quarterly /(//1//)/
.. maximum charge                                   $10 per participant + $25,316
 (5,000 plan participants or more)
.. minimum charge                                   $2,250
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Annual Recordkeeping Expense for
Outside Assets /(//2//)/
.. maximum charge                                     $4.50 per member + $11,392
 (5,000 plan participants or more)
.. minimum charge                                     $1,000
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Location Fee
.. one location                        none
.. each additional location           $150 per quarter for each employee location


-------------------------------------------------------------------------------
Flexible Income Option (if elected by                  $25 per year
the Owner of Benefits)
-------------------------------------------------------------------------------




/ //(//1//)/ if reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.
/ //(//2//)/ The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2004

                                                       MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
Total annual underlying mutual fund operating
expenses (expenses that are deducted from            0.37%         1.55%
underlying mutual fund assets, including management
fees and other expenses)
-------------------------------------------------------------------------------



Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2004:

                                                                  TOTAL
                                                                  GROSS
UNDERLYING MUTUAL FUNDS   MANAGEMENT FEES  OTHER EXPENSES     EXPENSES/(1)/
-----------------------   ---------------  --------------  --------------------
 Principal Variable
 Contracts Fund
 Asset Allocation
 Account                       0.80%           0.04%            0.84%
 Balanced Account              0.59            0.04             0.63/(2)/
 Bond Account                  0.46            0.01             0.47
 Capital Value Account         0.60            0.00             0.60/(2)/
 Diversified
 International Account         0.85            0.12             0.97/(2)/
 Equity Growth Account         0.76            0.01             0.77/(2)/
 Equity Income Account         0.60            0.02             0.62
 Government Securities
 Account                       0.44            0.00             0.44
 Growth Account                0.60            0.00             0.60/(2)/
 International Emerging
 Markets Account               1.25            0.30             1.55/(3)/
 International SmallCap
 Account                       1.20            0.11             1.31/(2)/
 LargeCap Growth Equity
 Account                       1.00            0.05             1.05/(//4//)/
 LargeCap Stock Index
 Account                       0.35            0.02             0.37/(//5//)//(6)/
 MidCap Account                0.58            0.01             0.59/(2)/
 MidCap Growth Account         0.90            0.02             0.92/(//7//)/
 MidCap Value Account          1.05            0.03             1.08/(//7//)/
 Money Market Account          0.48            0.01             0.49
 Real Estate Securities
 Account                       0.90            0.00             0.90/(2)/
 SmallCap Account              0.85            0.01             0.86/(2)/
 SmallCap Growth Account       1.00            0.01             1.01/(//7//)/
 SmallCap Value Account        1.10            0.03             1.13/(//7//)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.

/ //(//2) /Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement. If such fees were included, the expense ratio shown would be lower.
/ //(3) /Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which increased May 1, 2002, and May 1, 2003, and ceased on May 1, 2004). If such fees were included, the expense ratio shown would be lower.
/ //(//4) /Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which ceased on May 1, 2002). If such fees were included, the expense ratio shown would be lower.
/ //(5) /Expense ratio without the Manager's voluntary expense limit.
/ //(6)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005. With the expense limit, the total annual expenses through April 30, 2005 was 0.40%, this expense limitation has terminated.
/ //(7) /Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit (which ceased on January 1, 2001). If such fees were included, the expense ratio shown would be lower.

Example
This Example is intended to help the Contractholder compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that the Plan Participant invests $10,000 in the contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although actual costs may be higher or lower, based on these assumptions, the costs would be:


(1) If the Owner of Benefits surrenders the contract at the end of the applicable time period:


       SEPARATE ACCOUNT DIVISION          1 YEAR  3 YEARS  5 YEARS   10 YEARS
       -------------------------          ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Asset Allocation Account                  $128    $400    $  692     $1,523
 Balanced Account                           107     334       579      1,283
 Bond Account                                91     284       493      1,096
 Capital Value Account                      104     325       563      1,248
 Diversified International Account          142     440       761      1,669
 Equity Growth Account                      121     378       654      1,443
 Equity Income Account                      106     331       574      1,271
 Government Securities Account               88     274       477      1,061
 Growth Account                             104     325       563      1,248
 International Emerging Markets Account     200     618     1,062      2,296
 International SmallCap Account             176     545       939      2,041
 LargeCap Growth Equity Account             150     465       803      1,757
 LargeCap Stock Index Account                81     252       439        978
 MidCap Account                             103     322       558      1,236
 MidCap Growth Account                      136     425       734      1,613
 MidCap Value Account                       153     474       818      1,791
 Money Market Account                        93     290       504      1,120
 Real Estate Securities Account             134     418       723      1,590
 SmallCap Account                           130     406       702      1,545
 SmallCap Growth Account                    146     452       782      1,713
 SmallCap Value Account                     158     490       845      1,845

(2) If the Owner of Benefits does not surrender the contract:


                   SEPARATE ACCOUNT DIVISION                     1 YEAR  3 YEARS  5 YEARS   10 YEARS
                   -------------------------                     ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Asset Allocation Account                                         $128    $400    $  692     $1,523
 Balanced Account                                                  107     334       579      1,283
 Bond Account                                                       91     284       493      1,096
 Capital Value Account                                             104     325       563      1,248
 Diversified International Account                                 142     440       761      1,669
 Equity Growth Account                                             121     378       654      1,443
 Equity Income Account                                             106     331       574      1,271
 Government Securities Account                                      88     274       477      1,061
 Growth Account                                                    104     325       563      1,248
 International Emerging Markets Account                            200     618     1,062      2,296
 International SmallCap Account                                    176     545       939      2,041
 LargeCap Growth Equity Account                                    150     465       803      1,757
 LargeCap Stock Index Account                                       81     252       439        978
 MidCap Account                                                    103     322       558      1,236
 MidCap Growth Account                                             136     425       734      1,613
 MidCap Value Account                                              153     474       818      1,791
 Money Market Account                                               93     290       504      1,120
 Real Estate Securities Account                                    134     418       723      1,590
 SmallCap Account                                                  130     406       702      1,545
 SmallCap Growth Account                                           146     452       782      1,713
 SmallCap Value Account                                            158     490       845      1,845



SUMMARY


The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.


CONTRACT OFFERED
The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

The contract is generally available to fund the following types of plans:

1) Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. TDA Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status").

2) Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and nonprofit organizations pursuant to Section 457 of the Code. (See "Federal Tax Status"). Note: The contract is not currently offered to fund governmental 457 Plans in the state of New York.

3) Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

4) Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

The contract will be sold primarily by persons who are insurance agents of or brokers for Principal Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."


CONTRIBUTIONS
The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. The following divisions (subject to state availability) are currently available:

      Asset Allocation                               Government Securities    MidCap Growth
      Balanced                                       Growth                    MidCap Value
      Bond                                           International Emerging    Money Market
                                                     Markets
      Capital Value                                  International SmallCap    Real Estate Securities
      Diversified International                      LargeCap Growth Equity   SmallCap
      Equity Growth                                  LargeCap Stock Index      SmallCap Growth
      Equity Income                                  MidCap                    SmallCap Value


The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.


SEPARATE ACCOUNT B
Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                                    DIVISION:                                   THE DIVISION INVESTS IN:
                                    ---------                                   ------------------------
            Asset Allocation                                               Asset Allocation Account
            Balanced                                                      Balanced Account
            Bond                                                          Bond Account
            Capital Value                                                 Capital Value Account
            Diversified International                                     Diversified International Account
            Equity Growth                                                 Equity Growth Account
            Equity Income                                                 Equity Income Account
            Government Securities                                         Government Securities Account
            Growth                                                        Growth Account
                                                                          International Emerging Markets
            International Emerging Markets                                Account
            International SmallCap                                        International SmallCap Account
            LargeCap Growth Equity                                        LargeCap Growth Equity Account
            LargeCap Stock Index                                          LargeCap Stock Index Account
            MidCap                                                        MidCap Account
            MidCap Growth                                                 MidCap Growth Account
            MidCap Value                                                  MidCap Value Account
            Money Market                                                  Money Market Account
            Real Estate Securities                                        Real Estate Securities Account
            SmallCap                                                      SmallCap Account
            SmallCap Growth                                               SmallCap Growth Account
            SmallCap Value                                                SmallCap Value Account

DISTRIBUTIONS, TRANSFERS, AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.


CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Contract for the periods ended December 31

                                                                                                                             NUMBER
                                                                                       ACCUMULATION UNIT VALUE                 OF
                                                                            ----------------------------------------------ACCUMULATI
                                                                             BEGINNING       END      PERCENTAGE OF CHANGE   END OF
                                                                             OF PERIOD    OF PERIOD    FROM PRIOR PERIOD   OUPERIODI
                                                                             ---------    ---------   --------------------    (IN
                                                                                                                           THOUSANDS
                                                                                                                            --------
 Asset Allocation Division
  2004                                                                        $1.046       $1.130             8.03%             112
  2003                                                                         0.864        1.046            21.06               49
  2002                                                                         0.990        0.864           (12.73)               1
  2001/(1)/                                                                    1.000        0.990            (1.00)               1
 Balanced Division
  2004                                                                         1.722        1.887             9.58            4,714
  2003                                                                         1.455        1.722            18.35            5,850
  2002                                                                         1.683        1.455           (13.55)           6,811
  2001                                                                         1.817        1.683            (7.37)           8,130
  2000                                                                         1.822        1.817            (0.27)          12,915
  1999                                                                         1.787        1.822             1.96           16,370
  1998                                                                         1.604        1.787            11.41           14,770
  1997                                                                         1.366        1.604            17.42           10,617
  1996                                                                         1.212        1.366            12.71            7,467
  1995                                                                          .976        1.212            24.18            3,317
 Bond Division
  2004                                                                         1.892        1.980             4.65            3,782
  2003                                                                         1.817        1.892             4.13            4,194
  2002                                                                         1.670        1.817             8.80            5,048
  2001                                                                         1.551        1.670             7.67            5,065
  2000                                                                         1.440        1.551             7.71            6,222
  1999                                                                         1.484        1.440            (2.96)           7,415
  1998                                                                         1.384        1.484             7.23            6,013
  1997                                                                         1.257        1.384            10.10            4,009
  1996                                                                         1.232        1.257             2.03            2,612
  1995                                                                         1.012        1.232            21.74            1,208
 Capital Value Division
  2004                                                                         2.565        2.870            11.89            7,193
  2003                                                                         2.053        2.565            24.94            7,849
  2002                                                                         2.388        2.053           (14.03)           9,823
  2001                                                                         2.608        2.388            (8.44)          11,828
  2000                                                                         2.563        2.608             1.76           15,798
  1999                                                                         2.689        2.563            (4.69)          22,466
  1998                                                                         2.378        2.689            13.08           22,328
  1997                                                                         1.858        2.378            27.99           21,339
  1996                                                                         1.510        1.858            23.05           17,962
  1995                                                                         1.148        1.510            31.53           14,824
 Diversified International Division
  2004                                                                         1.581        1.905            20.52            3,958
  2003                                                                         1.199        1.581            31.83            4,372
  2002                                                                         1.435        1.199           (16.45)           5,395
  2001                                                                         1.903        1.435           (24.59)           6,977
  2000                                                                         2.085        1.903            (8.73)          10,573
  1999                                                                         1.663        2.085            25.38           10,814
  1998                                                                         1.518        1.663             9.55            9,442
  1997                                                                         1.358        1.518            11.78            7,684
  1996                                                                         1.090        1.358            24.59            4,298
  1995                                                                          .958        1.090            13.78            1,672
 Equity Growth Division
  2004                                                                         0.859        0.935             8.89              160
  2003                                                                         0.685        0.859            25.35               84
  2002                                                                         0.951        0.685           (27.97)              41
  2001/(1)/                                                                    1.000        0.951            (4.90)               1
 Equity Income Division
  2004                                                                         0.792        0.928            17.17               82
  2003                                                                         0.699        0.792            13.30               18
  2002                                                                         0.803        0.699           (12.95)               5
  2001/(1)/                                                                    1.000        0.803           (19.70)               0
 Government Securities Division
  2004                                                                         2.002        2.064             3.12            4,173
  2003                                                                         1.974        2.002             1.40            4,948
  2002                                                                         1.822        1.974             8.34            6,987
  2001                                                                         1.700        1.822             7.18            5,965
  2000                                                                         1.532        1.700            10.97            6,314
  1999                                                                         1.543        1.532            (0.71)           8,432
  1998                                                                         1.431        1.543             7.83            8,358
  1997                                                                         1.302        1.431             9.91            7,686
  1996                                                                         1.265        1.302             2.92            7,513
  1995                                                                         1.066        1.265            18.67            7,159
 Growth Division
  2004                                                                         1.469        1.600             8.95            8,493
  2003                                                                         1.166        1.469            25.95           10,006
  2002                                                                         1.651        1.166           (29.38)          11,578
  2001                                                                         2.223        1.651           (25.73)          14,820
  2000                                                                         2.488        2.223           (10.65)          20,921
  1999                                                                         2.145        2.488            15.99           20,774
  1998                                                                         1.775        2.145            20.85           16,370
  1997                                                                         1.404        1.775            26.42           11,441
  1996                                                                         1.253        1.404            12.05            6,802
  1995                                                                         1.001        1.253            25.17            2,860
 International Emerging Markets Division
  2004                                                                         1.385        1.722            24.34              122
  2003                                                                         0.885        1.385            56.49               32
  2002                                                                         0.962        0.885            (8.00)               1
  2001/(1)/                                                                    1.000        0.962            (3.80)               0
 International SmallCap Division
  2004                                                                         1.145        1.485            29.69              132
  2003                                                                         0.746        1.145            53.49               17
  2002                                                                         0.894        0.746           (16.55)               1
  2001/(1)/                                                                    1.000        0.894           (10.60)               0
 LargeCap Growth Equity Division
  2004                                                                         0.719        0.739             2.78               96
  2003                                                                         0.587        0.719            22.49               46
  2002                                                                         0.883        0.587           (33.52)               0
  2001/(1)/                                                                    1.000        0.883           (11.70)               0
 LargeCap Stock Index Division
  2004                                                                         0.929        1.021             9.90              592
  2003                                                                         0.727        0.929            27.79              239
  2002                                                                         0.941        0.727           (22.74)              80
  2001/(1)/                                                                    1.000        0.941            (5.90)              52
 MidCap Division
  2004                                                                         2.872        3.367            17.24            4,931
  2003                                                                         2.171        2.872            32.29            5,547
  2002                                                                         2.390        2.171            (9.16)           7,024
  2001                                                                         2.492        2.390            (4.09)           8,858
  2000                                                                         2.184        2.492            14.10           12,724
  1999                                                                         1.940        2.184            12.58           12,883
  1998                                                                         1.879        1.940             3.25           12,204
  1997                                                                         1.537        1.879            22.25            9,536
  1996                                                                         1.274        1.537            20.64            5,722
  1995                                                                          .991        1.274            28.56            1,896
 MidCap Growth Division
  2004                                                                         0.952        1.060            11.34               68
  2003                                                                         0.680        0.952            40.00               88
  2002                                                                         0.926        0.680           (26.57)               1
  2001/(1)/                                                                    1.000        0.926            (7.40)               0
 MidCap Value Division
  2004                                                                         1.203        1.470            22.19              304
  2003                                                                         0.885        1.203            35.93              173
  2002                                                                         0.987        0.885           (10.33)              40
  2001/(1)/                                                                    1.000        0.987            (1.30)               1
 Money Market Division
  2004                                                                         1.498        1.505             0.47            5,108
  2003                                                                         1.493        1.498             0.33            5,903
  2002                                                                         1.478        1.493             1.01            8,250
  2001                                                                         1.430        1.478             3.36            9,389
  2000                                                                         1.354        1.430             5.61           10,369
  1999                                                                         1.296        1.354             4.48           10,632
  1998                                                                         1.237        1.296             4.77            9,868
  1997                                                                         1.181        1.237             4.74            6,515
  1996                                                                         1.128        1.181             4.70            5,379
  1995                                                                         1.072        1.128             5.22            2,959
 Real Estate Securities Division
  2004                                                                         1.512        2.022            33.73              308
  2003                                                                         1.093        1.512            38.33              184
  2002                                                                         1.019        1.093             7.26               64
  2001/(1)/                                                                    1.000        1.019             1.90                4
 SmallCap Division
  2004                                                                         0.920        1.098            19.35               86
  2003                                                                         0.675        0.920            36.30               30
  2002                                                                         0.933        0.675           (27.65)               1
  2001/(1)/                                                                    1.000        0.933            (6.70)               1
 SmallCap Growth Division
  2004                                                                         0.624        0.686             9.94              129
  2003                                                                         0.430        0.624            45.12              125
  2002                                                                         0.798        0.430           (46.12)              33
  2001/(1)/                                                                    1.000        0.798           (20.20)               0
 SmallCap Value Division
  2004                                                                         1.312        1.609            22.64              266
  2003                                                                         0.875        1.312            49.94              121
  2002                                                                         0.964        0.875            (9.23)              36
  2001/(1)/                                                                    1.000        0.964            (3.60)              13




/ //(1)/ Commenced operations on June 29, 2001.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B, equal to the reserves and other liabilities arising under the contract, will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.


Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.


Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor Financial Services Corporation. It has managed mutual funds since 1969. As of

December 31, 2004, the funds it managed had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


You may allocate your net premium payments to certain divisions of the Separate Account and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.


THE UNDERLYING MUTUAL FUND


The underlying fund is a mutual fund registered under the Investment Company Act of 1940 as an open-end management investment company. It provides the investment vehicle for the Separate Account. A full description of the Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectus (which should be read carefully before investing) and the Statement of Additional Information. Additional copies of these documents are available from a sales representative or our home office. A brief description for each Account is given in the TABLE OF SEPARATE ACCOUNT DIVISIONS.


Each Division invests in shares of a corresponding Account of an underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially.


An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has Divisions that correspond to interests in the underlying mutual funds. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.


Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Owners of Benefits assume the risks of such change in values.


The Company is taxed as a life insurance company under the Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.


DEDUCTIONS UNDER THE CONTRACT


A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

MORTALITY AND EXPENSE RISKS CHARGE
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and
(ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

CONTINGENT DEFERRED SALES CHARGE
There is no initial sales charge. However, any cash withdrawal from a Plan Participant's Investment Account before the Annuity Purchase Date, may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:



                          TABLE OF CONTINGENT DEFERRED SALES CHARGE
----------------------------------------------------------------------------------------------
NUMBER OF COMPLETED CONTRACT YEARS SINCE EACH   CHARGE APPLIED TO ALL CONTRIBUTIONS RECEIVED IN
            CONTRIBUTION WAS MADE                             THAT CONTRACT YEAR
---------------------------------------------   -----------------------------------------------
        0 (year of purchase payment)                                 5.00%
                      1                                              4.25%
                      2                                              3.50%
                      3                                              2.75%
                      4                                              2.00%
                      5                                              1.25%
                      6                                              0.50%
                 7 and later                                            0%



The charge will be made by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the charge. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the charge to be made, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the charge. If the amounts in the Plan Participant's Investment Accounts are insufficient to permit the full amount of the charge to be made, the amount of the withdrawal will be reduced by an amount equal to the charge.


The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Plan Participant's death or Total and Permanent Disability. The charge also does not apply to amounts paid pursuant to the Flexible Income Option that do not exceed the greater of (i) the minimum annual amount determined in accordance with the minimum distribution rules of the Code, or
(ii) 10% of the aggregate value of the Plan Participant's Investment Accounts determined as of the last Valuation Date in the preceding Deposit Year. The charge also does not apply to transfers between Investment Accounts or transfers to a Companion Contract or to amounts applied to provide Variable Annuity Payments. The charge may apply to amounts transferred to an alternate Funding Agent. The charge does not apply to amounts redeemed to assure the plan complies with Sections 401(k) and 401(m) of the Code.


The amount of any Contingent Deferred Sales Charge will never exceed 9% of a Plan Participant's Contributions. For this purpose, a transfer from a Companion Contract will be considered a Contribution to this Contract.


The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to defray sales and distribution expenses incurred by the Company. The Company may decrease or eliminate the Contingent Deferred Sales Charge if it estimates that its sales expenses will be lower. The Company will waive the Contingent Deferred Sales Charge on Contracts (except Contracts sold in the state of New York) acquired directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the Contract. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.


TRANSACTION FEE
The Company reserves the right to charge a transaction fee of $25 to each cash withdrawal after the twelfth cash withdrawal in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant's Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the withdrawal will be reduced by an amount equal to the fee.

TRANSFER FEE
The Company also reserves the right to charge a transfer fee of $30 on each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the charge. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. At the discretion of the Contractholder these expenses may be paid all or in part by the Contractholder or the fees will be deducted from Investment Accounts which correlate to a Plan Participant. If deducted from Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. The expenses which the Contractholder pays, if applicable, include an application fee, transfer fee, recordkeeping expense, location fee, a Flexible Income Option charge, and documentation expense. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of these expenses or charges (except for the sales charge) in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify. These expenses are described below:

A. APPLICATION FEE

 A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.


B. RECORDKEEPING EXPENSE

 The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                                                               ANNUAL EXPENSE (BENEFIT REPORT
                             PLAN PARTICIPANTS                                  SENT TO THE CONTRACTHOLDER)
                             -----------------                                 ------------------------------
                                   1-25                                     $2,250
                                   26-49                                    $34 per Plan Participant + $1,366
                                   50-99                                    $31 per Plan Participant + $1,516
                                  100-299                                   $28 per Plan Participant + $1,816
                                  300-499                                   $23 per Plan Participant + $3,316
                                 500 - 999                                  $19 per Plan Participant + $5,316
                               1,000 - 2,499                                $14 per Plan Participant + $10,316
                               2,500 - 4,999                                $12 per Plan Participant + $15,316
                              5,000 and over                                $10 per Plan Participant + $25,316


     Example: Assume 600 Plan Participants with Benefit Reports sent to the
           Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 =
           $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

 The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.


 If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.


 If the Company performs more (or less) than one 401(k)/401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).


 The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.


 A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number
 (1-800-633-1373).


 The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a FIA contract will be determined at the point in scale reached under the 401(k) plan.


 If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.


 If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.


 If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

            NUMBER OF PLAN PARTICIPANTS                       OUTSIDE ASSET
               WITH OUTSIDE ACCOUNTS                      ANNUAL RECORDKEEPING
                 DURING THE QUARTER                              EXPENSE
            ---------------------------                   --------------------
                        1-25                         $1,000 minimum
                       26-49                         $15.30 per member + $614.70
                       50-99                         $13.95 per member + $682.20
                      100-299                        $12.60 per member+ $817.20
                      300-499                        $10.35per member + $1,492.20
                      500-999                        $8.55 per member+ $2,392.20
                     1000-2499                       $6.30per member + $4,642.20
                     2500-4999                       $5.40 per member + $6,892.20
                   5000 and over                     $4.50 per member + $11,392.20

 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


 The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.


C. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.


D. FLEXIBLE INCOME OPTION CHARGE

 An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.


E. DOCUMENTATION EXPENSE

 The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY


It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.


THE CONTRACT


The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.


A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS

   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.


 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals
   1.0003288. Deduct from this amount the mortality and expense risks charge of
   0.0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 701/2. See "Federal Tax Status."

   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.


     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.


   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).


     An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.


     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.


   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.


     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.


   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (a) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

   Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:


   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.


   The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

   An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.


   A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status."


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

   d. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.


   (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO A COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.


 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.



   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan

   Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES

   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.


   Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.


SERVICES AVAILABLE BY TELEPHONE



TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.



TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.



PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa, 50392-2080, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other
investment vehicles.   The Separate Account may also quote rankings, yields or
returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.


The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.

Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


 Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions under section 403(b) are limited by the rules and regulations of the Internal Revenue Service.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan

   Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS - (SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS)

   CONTRIBUTIONS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


   This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute and thereby defer the contribution from current income for tax purposes, the lesser of $8,500 or 33 1/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is currently includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


   The amounts which are deferred may be used by the employer to purchase the contract offered by this Prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.


   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.


   TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are limited by the rules and regulations of the Internal Revenue Service.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.


   If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.


   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


 The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.


GENERAL INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;

.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within three business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


LEGAL OPINIONS

Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Executive Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this

Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES
Your questions should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (515) 247-5711.

APPENDIX A - SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account

              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

Independent Auditors ....................................................3

Underwriting Commissions ................................................3

Calculation of Yield and Total Return ...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements ................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors ......................................... 70

 Consolidated Financial Statements ...................................... 71

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

                                     PART B






              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                                PREMIER VARIABLE


                     (A GROUP VARIABLE ANNUITY CONTRACT FOR


        EMPLOYER-SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION



                              DATED APRIL 29, 2005


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated April 29, 2005.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                          Des Moines, Iowa 50392-2080
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                            Page


Independent Registered PUblic Accounting Firm...........................3

Underwriting Commissions................................................3

Calculation of Yield and Total Return...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors......................................... 70

 Consolidated Financial Statements...................................... 71

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

                                     YEAR                                           PAID TO             RETAINED BY
                                     ----                                           -------             -----------
                                     2004                                        $ 21,344,906                -
                                     2003                                        $ 14,897,344                -
                                     2002                                         $18,879,680                -



CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

          OLD MUTUAL FUND NAME               NEW CORRESPONDING ACCOUNT NAME
          --------------------               ------------------------------
  Principal Aggressive Growth Fund,        Aggressive Growth Account
  Inc.
  Principal Asset Allocation Fund, Inc.    Asset Allocation Account
  Principal Balanced Fund, Inc.            Balanced Account
  Principal Bond Fund, Inc.                Bond Account
  Principal Capital Accumulation Fund,     Capital Value Account
  Inc.
  Principal Emerging Growth Fund, Inc.     MidCap Account
  Principal Government Securities Fund,    Government Securities Account
  Inc.
  Principal Growth Fund, Inc.              Growth Account
  Principal Money Market Fund, Inc.        Money Market Account
  Principal World Fund, Inc.               International Account



The Stock Index 500 Account changed its name to the LargeCap Stock Index Account on June 12, 2000.


The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


The Real Estate Account changed its name to Real Estate Securities Account and the Utilities Account changed its name to Equity Income Account effective March 1, 2004.


The International Account changed its name to Diversified International Account effective May 1, 2005.


Some of the Accounts (under their former names) were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2004, the 7-day annualized and effective yields were 1.34% and 1.33%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2004 are:

                            EFFECTIVE                                          SINCE
                               DATE         ONE YEAR    FIVE YEAR  TEN YEAR  INCEPTION
                            ---------       --------   ----------  --------  ---------
 Asset Allocation        June 1, 1994          8.04        2.01      8.06       7.63
 Balanced                December 18, 1987     9.59        0.70      6.82       8.12
 Bond                    December 18, 1987     4.63        6.58      6.94       7.60
 Capital Value           May 13, 1970         11.89        2.29      9.59      11.52
 Diversified
 International           May 2, 1994          20.53       -1.79      7.12       6.29
 Equity Growth           June 1, 1994          8.88       -6.03     11.17      10.77
 Equity Income           May 1, 1998          17.11       -0.26                 2.21
 Government Securities   April 9, 1987         3.13        6.14      6.84       7.21
 Growth                  May 2, 1994           8.92       -8.45      4.80       4.99
 International
 Emerging Markets        October 24, 2000     24.37                            11.91
 International
 SmallCap                May 1, 1998          29.65        2.64                10.67
 LargeCap Growth
 Equity                  October 24, 2000      2.73                           -17.23
 LargeCap Stock Index    May 3, 1999           9.93       -3.10                -1.31
 MidCap                  December 18, 1987    17.26        9.05     13.01      13.98
 MidCap Growth           May 1, 1998          11.35        0.38                 1.19
 MidCap Value            May 3, 1999          22.16       13.51                13.72
 Money Market            March 18, 1983        0.50        2.14      3.45       4.97
 Real Estate
 Securities              May 1, 1998          33.75       22.89                14.62
 SmallCap                May 1, 1998          19.32        1.10                 2.74
 SmallCap Growth         May 1, 1998           9.94      -12.98                -0.02
 SmallCap Value          May 1, 1998          22.57       16.84                12.78






             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I (formerly INVESCO VIF-Dynamics), AIM V.I. Growth Series I, AIM V.I. Health Sciences Series I (formerly INVESCO VIF-Health Sciences), AIM V.I. Premier Equity Series I, AIM V.I. Small Company Growth Series I (formerly INVESCO VIF-Small Company Growth), AIM V.I. Technology Series I (formerly INVESCO VIF-Technology), American Century VP Income & Growth Class I, American Century VP Ultra Class I, American Century VP Value Class II, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus IP Founders Discovery Initial Shares, Equity Growth, Equity Income (formerly Utilities), Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP II Contrafund Service Class, Government Securities, Growth, International, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate Securities (formerly Real Estate), SmallCap, SmallCap Growth, SmallCap Value, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2004, and the related statements of operations for the year then ended, and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



March 11, 2005

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2004



                                                                           AIM V.I.          AIM V.I.
                                                                          Core Equity        Dynamics
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $36,736,218       $2,536,432

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $36,736,218       $2,536,432
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $         -       $        -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                           29,834,126        1,547,470
   The Principal Variable Annuity With Purchase Payment Credit Rider         6,902,092          988,962
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $36,736,218       $2,536,432
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $42,695,361       $2,123,653
Shares of mutual fund owned                                                  1,625,496          190,137

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            3,478,176          189,116
   The Principal Variable Annuity With Purchase Payment Credit Rider           824,750          123,521
Accumulation unit value:
   Bankers Flexible Annuity                                                $         -       $        -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                 8.58             8.18
   The Principal Variable Annuity With Purchase Payment Credit Rider              8.37             8.01

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                $         -       $        -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                          AIM V.I.                            American
                       AIM V.I.         AIM V.I.           Small                             Century VP
     AIM V.I.           Health           Premier          Company          AIM V.I.           Income &
      Growth           Sciences          Equity            Growth         Technology           Growth
     Series I          Series I         Series I          Series I         Series I            Class I
     Division          Division         Division          Division         Division           Division
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397

              -                 -                -                 -                 -                 -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397
==============================================================================================================
==============================================================================================================



              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         5,317,435
     17,082,631         9,172,752       26,537,714         2,751,458         4,545,257        19,180,103
      2,523,994         5,283,693        6,955,055         1,151,116         2,192,966         9,361,859

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    $19,606,625       $14,456,445      $33,492,769        $3,902,574        $6,738,223       $33,859,397
==============================================================================================================
==============================================================================================================

    $32,854,238       $12,669,569      $41,269,821        $3,281,110        $6,028,451       $28,385,989
      1,221,597           764,891        1,572,430           253,249           542,530         4,625,601


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -           517,349
      2,878,882           927,769        3,551,446           323,220           826,016         1,884,907
        435,978           546,166          953,990           138,200           407,304           940,262

              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -                -
              -                 -                -                 -                 -             10.28
           5.93              9.89             7.47              8.51              5.50             10.18
           5.79              9.67             7.29              8.33              5.38              9.96


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                           American          American
                                                                          Century VP        Century VP
                                                                             Ultra            Value
                                                                            Class I          Class II
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $10,692,090      $31,569,383

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $10,692,090      $31,569,383
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                             7,025,889       21,373,258
   The Principal Variable Annuity With Purchase Payment Credit Rider          3,666,201       10,196,125
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $10,692,090      $31,569,383
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $  9,282,830      $27,121,168
Shares of mutual fund owned                                                   1,052,371        3,612,057

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                               748,741        1,772,184
   The Principal Variable Annuity With Purchase Payment Credit Rider            399,297          858,854
Accumulation unit value:
   Bankers Flexible Annuity                                                           -                -
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                   -                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                                  9.38            12.06
   The Principal Variable Annuity With Purchase Payment Credit Rider               9.18            11.87

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                           -                -
                                                                                      -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

                                                                          Dreyfus IP
                                                                           Founders
      Asset                                               Capital          Discovery          Equity
    Allocation         Balanced           Bond              Value        Initial Shares       Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537

              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537
===========================================================================================================
===========================================================================================================



    $         -       $          -     $          -   $    2,649,108       $         -      $          -
              -                  -                -        3,049,743                 -                 -
              -                  -                -          352,952                 -                 -
              -          2,147,621        1,172,596        3,089,998                 -                 -
        126,151          8,909,859        7,496,560       20,648,817                 -           149,668
              -                  -       12,440,197        4,738,358                 -                 -
     76,000,994         85,864,703      176,179,463      159,111,228         8,416,142       187,242,152
     11,377,254         12,580,729       55,200,336       20,480,374         4,902,955        19,925,717

              -                  -                -           25,548                 -                 -
              -                  -                -          230,680                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $87,504,399       $109,502,912     $252,489,152     $214,376,806       $13,319,097      $207,317,537
===========================================================================================================
===========================================================================================================

    $83,748,166       $110,900,029     $241,989,744     $202,502,746       $11,244,809      $227,764,604
      7,125,766          7,636,186       20,510,898        6,618,611         1,359,092        12,941,170


              -                  -                -           79,078                 -                 -
              -                  -                -          518,596                 -                 -
              -                  -                -           52,523                 -                 -
              -          1,164,862          610,464        1,109,724                 -                 -
        111,630          4,713,627        3,782,369        7,193,446                 -           160,092
              -                  -          953,030          487,291                 -                 -
      3,663,462          4,843,328        9,744,235        6,766,626           991,181         6,944,561
        562,090            727,329        3,129,145          892,699           590,133           757,455

    $         -       $          -     $          -   $        33.50       $         -      $          -
              -                  -                -             5.88                 -                 -
              -                  -                -             6.72                 -                 -
              -               1.84             1.92             2.78                 -                 -
           1.13               1.89             1.98             2.87                 -               .93
              -                  -            13.05             9.72                 -                 -
          20.75              17.73            18.08            23.51              8.49            26.96
          20.24              17.30            17.64            22.94              8.31            26.31


              -                  -                -              763                 -                 -
              -                  -                -           34,350                 -                 -

    $         -       $          -     $          -   $        33.48       $         -      $          -
                                 -                -                                  -                 -
              -                  -                -             6.72                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                                           Fidelity VIP
                                                                                          Equity-Income
                                                                            Equity           Service
                                                                            Income           Class 2
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $40,432,439      $48,616,288

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $40,432,439      $48,616,288
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                              75,686                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                            31,719,368       31,921,496
   The Principal Variable Annuity With Purchase Payment Credit Rider          8,637,385       16,694,792
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $40,432,439      $48,616,288
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $42,544,819      $41,025,147
Shares of mutual fund owned                                                   4,487,507        1,937,676

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                              81,600                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                             2,892,715        2,825,582
   The Principal Variable Annuity With Purchase Payment Credit Rider            807,344        1,501,244
Accumulation unit value:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                                  -                -
   Premier Variable                                                                 .93                -
   Principal Freedom Variable Annuity                                                 -                -
   The Principal Variable Annuity                                                 10.97            11.30
   The Principal Variable Annuity With Purchase Payment Credit Rider              10.70            11.12

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

   Fidelity VIP    Fidelity VIP II
      Growth          Contrafund                                                          International
     Service           Service         Government                                            Emerging
      Class             Class          Securities          Growth        International   Markets Division
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228
===========================================================================================================
===========================================================================================================



  $           -       $         -      $          -     $          -      $          -      $         -
              -                 -           227,440                -                 -                -
              -                 -            54,290                -                 -                -
              -                 -         1,453,687        2,677,206         1,683,545                -
              -                 -         8,619,985       13,573,266         7,548,540          210,944
              -                 -         5,573,853                -         3,387,106                -
     33,647,531        66,087,817       223,389,875       92,212,417       138,882,544       20,783,514
      7,724,988        16,883,033        67,192,602        6,531,558        32,500,281       11,246,770

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $41,372,519       $82,970,850      $306,511,732     $114,994,447      $184,002,016      $32,241,228
===========================================================================================================
===========================================================================================================

    $55,317,213   $72,183,863          $298,719,135     $150,317,177      $162,357,220      $24,712,868
      1,297,758   3,127,435              26,332,623        9,631,026        13,381,964        2,181,409


              -   -                               -                -                 -                -
              -   -                          83,420                -                 -                -
              -   -                          18,230                -                 -                -
              -   -                         724,101        1,716,285           904,111                -
              -   -                       4,172,631        8,492,862         3,958,031          122,475
              -   -                         546,200                -           324,290                -
      4,224,568   5,682,528              12,581,631        6,002,555         7,928,191        1,269,738
        994,099   1,487,878               3,878,705          435,781         1,901,572          704,238

  $           -     $-                     $   -            $  -            $   -           $     -
              -     -                       2.73               -                 -                -
              -     -                       2.98               -                 -                -
              -     -                       2.01             1.56                  1.86           -
              -     -                       2.07             1.60                  1.91             1.72
              -     -                       10.20              -                   10.44          -
           7.96     11.63                   17.76            15.36                 17.52            16.37
           7.77     11.35                   17.32            14.99                 17.09            15.97


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                                           Janus Aspen
                                                                                             Mid Cap
                                                                         International        Growth
                                                                           SmallCap       Service Shares
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $74,477,515      $17,664,606

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $74,477,515      $17,664,606
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                            196,277                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                           58,366,876       11,270,117
   The Principal Variable Annuity With Purchase Payment Credit Rider        15,914,362        6,394,489
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $74,477,515      $17,664,606
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $54,723,629      $16,024,393
Shares of mutual fund owned                                                  4,203,020          696,554

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                            132,165                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            3,108,307        1,801,622
   The Principal Variable Annuity With Purchase Payment Credit Rider           868,649        1,047,731
Accumulation unit value:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.49                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                18.78             6.26
   The Principal Variable Annuity With Purchase Payment Credit Rider             18.32             6.10

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                $         -      $         -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                       LargeCap         LargeCap
     LargeCap           Growth            Stock           LargeCap          Limited
      Blend             Equity            Index            Value           Term Bond          MidCap
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061

              -                 -                 -                                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061
===========================================================================================================
===========================================================================================================



              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -        3,319,798
              -            71,265           604,419                -                 -       16,613,537
              -         1,967,554        16,345,544                -         4,039,084        4,745,191
     58,657,704        10,446,702        79,850,345       53,619,384        34,557,247      255,531,393
     27,675,222         5,767,061        30,389,562       21,197,296        15,918,555       42,440,142

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $86,332,926       $18,252,582      $127,189,870      $74,816,680       $54,514,886     $322,650,061
===========================================================================================================
===========================================================================================================

    $77,610,838       $17,761,394      $121,154,199      $63,126,692       $54,078,620     $261,621,621
      8,045,939         3,967,952        14,502,836        6,297,700         5,386,846        8,141,561


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -        1,013,404
              -            96,454           591,693                -                 -        4,930,972
              -           168,723         1,779,749                -           402,755          287,334
      5,334,583         1,907,826         8,894,019        4,559,781         3,468,401        8,091,552
      2,556,893         1,079,497         3,469,325        1,831,254         1,613,400        1,377,397

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -             3.28
              -               .74              1.02                -                 -             3.37
              -             11.66              9.18                -             10.03            16.51
          11.00              5.48              8.98            11.76              9.96            31.58
          10.82              5.34              8.76            11.58              9.87            30.81


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

              -                 -                 -                -                 -                -
             -                 -                 -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2004




                                                                            MidCap            MidCap
                                                                            Growth            Value
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $48,681,018      $66,587,093

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $48,681,018      $66,587,093
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             71,570          446,590
   Principal Freedom Variable Annuity                                        1,550,771        6,727,091
   The Principal Variable Annuity                                           34,062,621       41,431,309
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,996,056       17,982,103
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $48,681,018      $66,587,093
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $43,333,804      $56,340,014
Shares of mutual fund owned                                                  4,947,258        4,329,460

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             67,538          303,831
   Principal Freedom Variable Annuity                                          137,754          325,687
   The Principal Variable Annuity                                            3,310,695        2,980,080
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,294,663        1,321,858
Accumulation unit value:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.06             1.47
   Principal Freedom Variable Annuity                                            11.26            20.66
   The Principal Variable Annuity                                                10.29            13.90
   The Principal Variable Annuity With Purchase Payment Credit Rider             10.04            13.60

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                                            Templeton
                                                                                              Growth
      Money          Real Estate                          SmallCap         SmallCap         Securities
  Market Division     Securities    SmallCap Division      Growth            Value           Class 2
                       Division                           Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542
===========================================================================================================
===========================================================================================================



              -                 -                 -                -                 -                -
        194,465                 -                 -                -                 -                -
          7,366                 -                 -                -                 -                -
      1,340,582                 -                 -                -                 -                -
      7,682,241           623,826            94,736           88,796           427,374
      6,014,344                 -         4,834,805        1,459,035                 -        1,851,542
     54,716,495        83,118,274        48,020,709       37,134,052        57,160,320                -
     19,650,833        32,069,164        13,879,857        7,862,199        20,709,835                -

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $89,606,326      $115,811,264       $66,830,107      $46,544,082       $78,297,529       $1,851,542
===========================================================================================================
===========================================================================================================

    $89,606,326     $  86,877,581       $56,369,545      $64,322,628       $58,684,948       $1,615,461
     89,606,326         6,477,140         6,997,917        5,004,812         4,652,260          144,314


              -                 -                 -                -                 -                -
         91,205                 -                 -                -                 -                -
          3,205                 -                 -                -                 -                -
        915,966                 -                 -                -                 -                -
      5,107,736           308,019            86,281          129,363           265,663                -
        538,270                 -           339,221          172,589                 -          127,283
      4,160,636         3,526,899         4,216,107        3,913,603         2,703,530                -
      1,531,497         1,394,674         1,249,019          849,295         1,003,935                -

              -                 -                 -                -                 -                -
           2.13                 -                 -                -                 -                -
           2.30                 -                 -                -                 -                -
           1.46                 -                 -                -                 -                -
           1.50              2.03              1.10              .69               1.61               -
          11.17                 -             14.25             8.45                 -             14.55
          13.15             23.57             11.39             9.49              21.14               -
          12.83             22.99             11.11             9.26              20.63               -


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2004


                                                                                              AIM V.I.
                                                AIM V.I.       AIM V.I.       AIM V.I.         Health
                                               Core Equity     Dynamics        Growth         Sciences
                                                Series I       Series I       Series I        Series I
                                                Division     Division (1)     Division      Division (2)
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                    $    349,555  $          - $            - $            -

Expenses:
   Mortality and expense risks                       462,158        27,982         247,023       165,694
   Separate account rider charges                     39,599         5,058          14,419        28,792
                                             --------------------------------------------------------------
 Net investment income (loss)                      (152,202)       (33,040)       (261,442)     (194,486)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund          (1,312,668)       101,967      (2,500,096)      109,932
   shares
Capital gains distributions                               -              -               -             -
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments     (1,312,668)       101,967      (2,500,096)      109,932

Change in net unrealized appreciation or
   depreciation of investments                    4,098,022        201,932       4,006,596       851,849
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            $2,633,152       $270,859      $1,245,058      $767,295
   resulting from operations
                                             ==============================================================

(1)      Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.
(2)      Represented the operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.
(3)      Represented the operations of INVESCO VIF - Small Company Growth Division until October 15, 2004 name change.
(4)      Represented the operations of INVESCO VIF - Technology Division until October 15, 2004 name change.

See accompanying notes.

                     AIM V.I.                          American
    AIM V.I.       Small Company                      Century VP       American         American
     Premier          Growth          AIM V.I.     Income & Growth    Century VP       Century VP
     Equity          Series I        Technology        Class I           Ultra            Value
    Series I       Division (3)       Series I         Division         Class I         Class II
    Division                        Division (4)                       Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


   $   151,958     $          -     $           -      $  378,325    $          -        $  135,494


       417,490           38,559            75,872         345,360         115,501           268,471
        38,534            5,388            11,354          48,940          18,445            40,509
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (304,066)         (43,947)          (87,226)        (15,975)       (133,946)         (173,486)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


    (1,261,162)          47,357            69,247         129,725          98,751            81,873
             -                -                 -               -               -           124,369
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    (1,261,162)          47,357            69,247         129,725          98,751           206,242


     2,925,976          403,683           211,498       3,221,174         886,645         2,831,103
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $1,360,748         $407,093          $193,519      $3,334,924        $851,450        $2,863,859
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004




                                                  Asset                                       Capital
                                               Allocation      Balanced         Bond            Value
                                                Division       Division       Division        Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                     $2,770,423     $2,316,894    $11,077,635    $ 2,956,013

Expenses:
   Mortality and expense risks                    1,062,241      1,272,426      2,910,854      2,360,277
   Separate account rider charges                    61,364         66,687        299,684        107,947
                                             --------------------------------------------------------------
 Net investment income (loss)                     1,646,818        977,781      7,867,097        487,789
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund            (217,459)    (1,311,004)       468,307        (83,410)
   shares
Capital gains distributions                               -              -              -              -
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments       (217,459)    (1,311,004)       468,307        (83,410)

Change in net unrealized appreciation or
   depreciation of investments                    4,338,407      9,300,553        233,481     21,151,905
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            $5,767,766     $8,967,330    $ 8,568,885    $21,556,284
   resulting from operations
                                             ==============================================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

   Dreyfus IP                                        Fidelity VIP    Fidelity VIP    Fidelity VIP II
    Founders                                        Equity-Income       Growth         Contrafund
    Discovery         Equity           Equity          Service          Service          Service
  Initial Shares      Growth           Income          Class 2           Class            Class
    Division          Division      Division (1)       Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -     $ 1,074,442       $1,350,944       $  389,006       $ 67,242        $  165,903


        120,884        2,531,381          404,704          450,282        514,398           883,159
         21,902          102,298           39,901           73,696         43,299            82,515
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (142,786)      (1,559,237)         906,339         (134,972)      (490,455)         (799,771)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


         29,736       (4,623,782)        (385,332)          91,709     (1,651,702)           73,905
              -                -                -          101,378              -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
         29,736       (4,623,782)        (385,332)         193,087     (1,651,702)           73,905


      1,096,731       21,356,719        4,842,988        3,846,760      2,783,528        10,309,229
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $   983,681      $15,173,700       $5,363,995       $3,904,875       $641,371        $9,583,363
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004



                                                                                           International
                                               Government                                     Emerging
                                               Securities   Growth Division International Markets Division
                                                Division                      Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                   $15,082,120    $    386,547  $  1,465,872      $  188,780

Expenses:
   Mortality and expense risks                   3,902,459       1,337,818     1,837,378         289,793
   Separate account rider charges                  420,408          37,479       143,613          48,592
                                             --------------------------------------------------------------
 Net investment income (loss)                   10,759,253        (988,750)     (515,119)       (149,605)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund            844,420      (8,599,871)     (224,271)        169,734
   shares
Capital gains distributions                              -               -             -       2,257,060
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments       844,420      (8,599,871)     (224,271)      2,426,794

Change in net unrealized appreciation or
   depreciation of investments                  (4,830,862)     18,400,651    30,034,471       3,339,174
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets         $  6,772,811     $ 8,812,030   $29,295,081      $5,616,363
   resulting from operations
                                             ==============================================================

See accompanying notes.

                    Janus Aspen
                      Mid Cap                          LargeCap        LargeCap
  International       Growth          LargeCap          Growth           Stock          LargeCap
    SmallCap      Service Shares        Blend           Equity           Index            Value
    Division         Division         Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


  $    465,210   $             -     $   815,806          $ 44,148    $ 1,792,116     $   938,427


       749,992          198,052          844,286           201,908      1,331,728         720,309
        70,921           34,286          128,820            32,756        158,141          96,978
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (355,703)        (232,338)        (157,300)         (190,516)       302,247         121,140
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


       395,293          (67,783)         129,475           (31,099)      (142,145)        147,176
             -                -        3,956,786                 -              -       1,047,978
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       395,293          (67,783)       4,086,261           (31,099)      (142,145)      1,195,154


    15,787,464        3,102,550        2,619,320           547,402      9,890,911       5,706,166
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

   $15,827,054       $2,802,429       $6,548,281          $325,787    $10,051,013      $7,022,460
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2004

                                                                                               MidCap
                                                 Limited                       MidCap
                                                Term Bond       MidCap         Growth          Value
                                                Division       Division       Division        Division
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                 $           -     $  3,476,228   $         -    $    49,110

Expenses:
   Mortality and expense risks                     480,488        3,497,902       545,233         597,484
   Separate account rider charges                   66,830          204,258        67,001          78,679
                                             --------------------------------------------------------------
 Net investment income (loss)                     (547,318)        (225,932)     (612,234)       (627,053)
                                             --------------------------------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund             13,803        3,758,540        23,555         226,104
   shares
Capital gains distributions                              -       29,227,713             -       6,933,117
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Total realized gains (losses) on investments        13,803       32,986,253        23,555       7,159,221

Change in net unrealized appreciation or
   depreciation of investments                     458,145       12,236,760     4,992,053       3,813,251
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
Net increase (decrease) in net assets             $(75,370)     $44,997,081    $4,403,374
   resulting from operations                                                                  $10,345,419
                                             ==============================================================

(1) Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

                                                                                        Templeton
                                                                                         Growth
                    Real Estate                        SmallCap        SmallCap        Securities
      Money         Securities        SmallCap          Growth           Value           Class 2
 Market Division   Division (1)       Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


     $  835,714      $ 2,049,437    $           -    $           -   $   110,765          $ 16,308


      1,095,446        1,089,136          683,770          527,930       806,790            12,251
        124,218          139,445           64,255           41,065        96,602                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (383,950)         820,856         (748,025)        (568,995)     (792,627)            4,057
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


              -        1,103,146           85,593       (3,118,767)      748,766            10,940
              -        9,760,413                -                -     6,644,092                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
              -       10,863,559           85,593       (3,118,767)    7,392,858            10,940


              -       14,844,756       10,633,387        7,691,704     6,471,081           207,060
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

     $ (383,950)     $26,529,171      $ 9,970,955       $4,003,942   $13,071,312          $222,057
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2004 and 2003



                                                      AIM V.I.                        AIM V.I.
                                                    Core Equity                       Dynamics
                                                      Series I                        Series I
                                                      Division                      Division (1)
                                           ------------------------------- --------------------------------
                                                2004           2003             2004            2003
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)            $   (152,202) $    (103,085)      $  (33,040)   $    (14,541)
     Net realized gains (losses) on
       investments                             (1,312,668)    (2,904,706)         101,967          12,763
     Change in net unrealized
       appreciation or depreciation of                                                            310,340
       investments                              4,098,022      9,923,491          201,932
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                    2,633,152      6,915,700          270,859         308,562
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              3,933,502      6,542,195        1,443,645       1,803,907
   Administration charges                         (14,243)       (16,246)            (270)           (141)
   Contingent sales charges                       (50,403)       (66,785)          (1,569)           (881)
   Contract terminations                       (2,758,095)    (2,811,000)         (73,235)        (29,106)
   Death benefit payments                        (178,927)      (264,248)               -               -
   Flexible withdrawal option payments           (638,043)      (742,859)         (15,551)         (6,369)
   Transfer payments to other contracts        (4,011,587)    (4,906,450)      (1,126,188)       (394,445)
   Annuity payments                                     -              -                -               -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                      (3,717,796)    (2,265,393)         226,832       1,372,965
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      (1,084,644)     4,650,307          497,691       1,681,527

Net assets at beginning of period              37,820,862     33,170,555        2,038,741         357,214
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $36,736,218    $37,820,862       $2,536,432      $2,038,741
                                           =============================== ================================

(1) Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.
(2) Represented the operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.

See accompanying notes.

                                                 AIM V.I.                            AIM V.I.
             AIM V.I.                             Health                             Premier
              Growth                             Sciences                             Equity
             Series I                            Series 1                            Series I
             Division                          Division (2)                          Division
----------------------------------------------------------------------- -----------------------------------
      2004              2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


   $   (261,442)  $    (231,912)       $   (194,486)  $   (125,944)       $   (304,066)    $    (309,379)

     (2,500,096)     (3,698,841)            109,932        (80,827)         (1,261,162)       (1,931,457)

----------------------------------------------------------------------- -----------------------------------
      4,006,596       8,522,752             851,849      2,291,382           2,925,976         8,657,841
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      1,245,058                             767,295      2,084,611                             6,417,005
                      4,591,999                                              1,360,748



      2,076,652       2,921,012           4,300,765      5,541,177           3,667,420         7,157,212
         (5,897)         (6,286)             (3,485)        (2,778)             (6,626)           (7,644)
        (31,161)        (28,226)            (19,571)       (12,459)            (44,048)          (44,892)
     (1,744,526)     (1,343,370)           (756,149)      (433,839)         (2,359,913)       (2,056,163)
        (98,999)        (54,747)            (18,549)        (6,184)           (109,428)         (234,753)
       (255,922)       (288,978)           (118,464)       (83,096)           (473,002)         (510,080)
     (1,969,007)     (2,357,133)         (1,941,636)    (1,214,703)         (3,021,287)       (3,552,051)
              -               -                   -              -                   -                 -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     (2,028,860)                          1,442,911      3,788,118                               751,629
                     (1,157,728)                                            (2,346,884)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       (783,802)      3,434,271           2,210,206      5,872,729            (986,136)        7,168,634

     20,390,427      16,956,156          12,246,239      6,373,510          34,478,905        27,310,271
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $19,606,625     $20,390,427         $14,456,445    $12,246,239         $33,492,769       $34,478,905
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted

                                                      AIM V.I.
                                                        Small
                                                       Company                        AIM V.I.
                                                       Growth                        Technology
                                                      Series I                        Series I
                                                    Division (1)                    Division (2)
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (43,947)   $    (23,860)     $   (87,226)  $    (44,540)
     Net realized gains (losses) on
       investments                                47,357         (10,029)          69,247        (41,504)
     Change in net unrealized
       appreciation or depreciation of           403,683
       investments                                               487,677          211,498      1,133,877
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                            453,788          193,519
   resulting from operations                     407,093                                       1,047,833
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             2,030,511       1,441,771        3,832,504      4,922,714
   Administration charges                           (537)           (289)            (893)          (829)
   Contingent sales charges                       (2,477)         (4,298)          (4,472)        (3,577)
   Contract terminations                        (132,865)       (110,457)        (223,279)      (118,005)
   Death benefit payments                              -               -           (5,546)        (1,101)
   Flexible withdrawal option payments           (10,141)         (7,277)        (106,060)       (35,858)
   Transfer payments to other contracts         (885,792)       (500,675)      (2,525,167)    (1,590,439)
   Annuity payments                                    -               -                -              -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                           818,775          967,087
   principal transactions                        998,699                                       3,172,905
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      1,405,792       1,272,563        1,160,606      4,220,738

Net assets at beginning of period              2,496,782       1,224,219        5,577,617      1,356,879
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $3,902,574      $2,496,782       $6,738,223     $5,577,617
                                           ================================================================

(1) Represented the operations of INVESCO VIF - Small Company Growth Division until October 15, 2004 name change.

(2) Represented the operations of INVESCO VIF - Technology Division until October 15, 2004 name change.

See accompanying notes.

             American
            Century VP                           American                            American
             Income &                           Century VP                          Century VP
              Growth                              Ultra                               Value
              Class I                            Class I                             Class II
             Division                            Division                            Division
 ---------------------------------- ----------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
 ---------------------------------- ----------------------------------- -----------------------------------


   $     (15,975)   $     (41,975)     $    (133,946)   $   (97,716)      $    (173,486)  $    (49,280)

         129,725         (160,698)            98,751        (79,603)            206,242         (6,818)

       3,221,174        4,819,595            886,645      1,424,749           2,831,103      1,686,630
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

       3,334,924        4,616,922            851,450      1,247,430           2,863,859      1,630,532



       9,828,665       10,218,486          4,360,237      2,927,583          20,605,581      8,985,918
          (5,557)          (3,560)            (2,018)        (1,742)             (4,573)        (1,114)
         (28,626)         (18,233)           (10,253)        (9,358)            (25,390)        (6,831)
      (1,742,509)        (804,312)          (447,625)      (346,709)         (1,063,428)      (261,686)
         (81,498)         (10,074)           (43,323)        (8,725)            (12,726)             -
        (361,642)        (271,922)           (74,382)       (51,921)           (170,355)      (667,673)
      (1,897,927)      (2,478,544)        (1,893,775)      (654,233)         (2,604,365)       (62,670)
               -                -                  -              -                   -              -
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

       5,710,906        6,631,841          1,888,861        1,854,895        16,724,744        7,985,944
 ---------------------------------- ----------------------------------- -----------------------------------
       9,045,830       11,248,763          2,740,311        3,102,325        19,588,603        9,616,476

      24,813,567       13,564,804          7,951,779        4,849,454        11,980,780        2,364,304
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
     $33,859,397      $24,813,567        $10,692,090       $7,951,779       $31,569,383      $11,980,780
 ================================== =================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted

                                                        Asset
                                                     Allocation                        Balanced
                                                      Division                         Division
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
                                                 2004           2003             2004            2003
                                           -------------------------------- --------------------------------
                                           --------------------------------
 Increase (decrease) in net assets from operations:
    Net investment income (loss)            $  1,646,818    $     475,066   $       977,781  $   1,763,192
    Net realized gains (losses) on                                                              (3,761,560)
      investments                               (217,459)      (1,888,873)       (1,311,004)
    Change in net unrealized
      appreciation or depreciation of
      investments                              4,338,407       15,469,547         9,300,553     18,072,534
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Net increase (decrease) in net assets         5,767,766       14,055,740         8,967,330     16,074,166
    resulting from operations
 Changes from principal transactions:
    Purchase payments, less sales
      charges, per payment fees and
      applicable premium taxes                13,590,714       11,761,426        16,450,655     18,779,318
    Administration charges                       (25,327)         (29,105)          (48,334)       (42,969)
    Contingent sales charges                    (127,224)        (156,397)         (171,042)      (169,951)
    Contract terminations                     (7,381,199)      (7,402,576)      (15,063,060)   (11,408,037)
    Death benefit payments                      (719,957)        (341,236)         (938,339)      (599,887)
    Flexible withdrawal option payments       (1,719,111)      (1,859,777)       (2,485,297)    (2,545,782)
    Transfer payments to other contracts      (6,166,575)      (6,141,478)       (6,879,751)    (8,997,884)
    Annuity payments                                   -                -                 -              -
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Increase (decrease) in net assets from       (2,548,679)      (4,169,143)       (9,135,168)    (4,985,192)
    principal transactions
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Total increase (decrease)                     3,219,087        9,886,597          (167,838)    11,088,974

 Net assets at beginning of period            84,285,312       74,398,715       109,670,750     98,581,776
                                           -------------------------------- --------------------------------
                                           -------------------------------- --------------------------------
 Net assets at end of period                 $87,504,399      $84,285,312      $109,502,912   $109,670,750
                                           ================================ ================================

See accompanying notes.

                                                                                    Dreyfus IP
                                                                                     Founders
                                                 Capital                            Discovery
               Bond                               Value                           Initial Shares
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


 $    7,867,097     $    6,629,668  $       487,789  $       493,736      $    (142,786)  $      (51,470)

        468,307            694,334          (83,410)      (4,531,146)            29,736           20,353

        233,481           (229,444)      21,151,905       43,922,707          1,096,731        1,177,986
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      8,568,885          7,094,558       21,556,284       39,885,297            983,681        1,146,869



     71,582,216         97,781,743       26,916,475       26,528,937          7,056,021      4,670,327
        (93,648)           (87,292)        (100,193)         (84,185)            (1,744)          (635)
       (343,497)          (424,783)        (280,562)        (268,398)            (7,245)        (3,693)
    (21,765,632)       (23,108,476)     (25,050,845)     (20,481,847)          (269,376)      (113,190)
     (1,710,729)        (1,479,648)      (1,294,947)        (693,211)            (2,113)             -
     (5,928,221)        (6,658,430)      (2,906,897)      (3,045,849)           (53,239)       (18,693)
    (31,889,037)       (49,825,765)      (9,851,113)     (12,151,950)          (979,015)      (449,843)
              -                  -                -                -                  -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      9,851,452         16,197,349      (12,568,082)     (10,196,503)         5,743,289      4,084,273
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     18,420,337         23,291,907        8,988,202       29,688,794          6,726,970      5,231,142

    234,068,815        210,776,908      205,388,604      175,699,810          6,592,127      1,360,985
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
   $252,489,152       $234,068,815     $214,376,806     $205,388,604        $13,319,097     $6,592,127
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                       Equity                          Equity
                                                       Growth                          Income
                                                      Division                      Division (1)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $   (1,559,237)$   (1,635,057)   $     906,339   $     751,146
     Net realized gains (losses) on                            (8,432,347)
       investments                              (4,623,782)                       (385,332)       (955,971)
     Change in net unrealized
       appreciation or depreciation of
       investments                              21,356,719     50,974,630        4,842,988       3,056,569
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets           15,173,700     40,907,226        5,363,995       2,851,744
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              24,191,510     23,721,939       13,886,729       6,513,404
   Administration charges                          (87,195)      (110,042)          (9,048)         (9,835)
   Contingent sales charges                       (311,593)      (310,937)         (42,930)        (36,510)
   Contract terminations                       (19,219,671)   (14,794,323)      (2,128,043)     (1,662,129)
   Death benefit payments                         (992,744)      (489,218)        (315,262)       (136,040)
   Flexible withdrawal option payments          (2,290,878)    (2,499,045)        (603,463)       (534,159)
   Transfer payments to other contracts        (17,732,626)   (16,359,178)      (2,922,493)     (2,744,435)
   Annuity payments                                      -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from         (16,443,197)   (10,840,804)       7,865,490       1,390,296
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       (1,269,497)    30,066,422       13,229,485       4,242,040

Net assets at beginning of period              208,587,034    178,520,612       27,202,954      22,960,914
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $207,317,537   $208,587,034      $40,432,439     $27,202,954
                                           ================================================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

                                               Fidelity VIP                      Fidelity VIP II
           Fidelity VIP
           Equity-Income                          Growth                            Contrafund
              Service                            Service                             Service
              Class 2                             Class                               Class
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


   $   (134,972)    $     (80,238)     $   (490,455)    $   (395,942)     $    (799,771)   $    (498,651)

        193,087             6,993        (1,651,702)      (2,771,173)            73,905         (862,882)

      3,846,760         3,817,936         2,783,528       12,649,041         10,309,229       13,482,385
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      3,904,875                             641,371        9,481,926          9,583,363       12,120,852
                        3,744,691



     26,067,626        18,497,777         7,098,817        6,797,857         21,741,998       16,621,826
         (7,061)           (1,981)          (14,041)         (12,988)           (32,784)               -
        (33,689)          (13,974)          (56,463)         (55,883)           (92,816)         (33,487)
     (1,317,667)         (476,172)       (3,132,531)      (2,443,549)        (4,968,207)         (87,188)
        (23,185)          (46,212)         (127,213)        (238,352)          (175,387)      (3,668,213)
       (320,939)          (92,982)         (506,265)        (564,683)          (791,645)        (263,210)
     (3,779,012)       (1,623,880)        (3,816,969)     (3,348,036)        (4,307,660)        (583,563)
          -                 -                  -              -                   -           (5,078,808)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     20,586,073        16,242,576          (554,665)         134,366         11,373,499        6,907,357
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     24,490,948        19,987,267            86,706        9,616,292         20,956,862       19,028,209

     24,125,340         4,138,073        41,285,813       31,669,521         62,013,988       42,985,779
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $48,616,288       $24,125,340       $41,372,519      $41,285,813        $82,970,850      $62,013,988
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted




                                                     Government
                                                     Securities                        Growth
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)              $  10,759,253 $    7,428,762  $    (988,750)   $   (1,063,706)
   Net realized gains (losses) on
     investments                                   844,420      2,047,895     (8,599,871)      (12,722,688)
   Change in net unrealized appreciation                       (8,300,799)
     or depreciation of investments             (4,830,862)                   18,400,651        39,344,003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                           1,175,858      8,812,030        25,557,609
   resulting from operations                     6,772,811
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              67,332,830    166,618,130      9,358,765        11,123,850
   Administration charges                         (103,514)      (111,613)       (42,808)          (31,657)
   Contingent sales charges                       (619,775)      (602,033)      (178,166)         (174,622)
   Contract terminations                       (34,368,771)   (33,380,238)   (17,062,088)      (13,004,103)
   Death benefit payments                       (2,215,663)    (1,758,443)      (935,924)         (450,714)
   Flexible withdrawal option payments          (8,423,505)   (10,288,006)    (1,705,944)       (2,055,322)
   Transfer payments to other contracts        (63,592,482)   (98,132,041)    (6,610,653)       (9,204,804)
   Annuity payments                                      -              -              -                 -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                         22,345,756    (17,176,818)      (13,797,372)
   principal transactions                      (41,990,880)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      (35,218,069)    23,521,614     (8,364,788)       11,760,237

Net assets at beginning of period              341,729,801    318,208,187    123,359,235       111,598,998
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $306,511,732   $341,729,801   $114,994,447      $123,359,235
                                           ================================================================

See accompanying notes.

                                             International
                                                 Emerging                         International
           International                         Markets                             SmallCap
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------


$      (515,119)   $     (216,865)  $    (149,605)    $      (29,560)    $    (355,703)   $       14,187

      (224,271)        (5,388,986)      2,426,794            (37,158)          395,293        (2,820,743)

    30,034,471         36,598,232       3,339,174          4,657,895        15,787,464        19,529,973
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    29,295,081                                             4,591,177        15,827,054        16,723,417
                       30,992,381       5,616,363



    46,654,764         34,589,910      16,470,390         12,465,791        19,984,701        15,841,515
       (54,928)           (27,472)         (7,574)            (4,177)          (31,203)          (18,378)
      (207,667)          (165,000)        (28,958)           (11,172)          (72,398)          (56,382)
   (16,339,334)       (12,302,266)     (1,068,841)          (406,037)       (4,088,483)       (2,381,535)
      (592,677)          (357,558)        (33,976)           (14,928)         (210,845)          (64,560)
    (1,537,568)        (1,464,149)       (238,826)          (114,370)         (505,358)         (362,724)
   (10,283,280)       (14,243,399)     (4,881,119)        (6,623,773)       (7,965,807)       (9,014,578)
             -                  -               -                  -                 -                 -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    17,639,310                                             5,291,334         7,110,607         3,943,358
                        6,030,066      10,211,096
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    46,934,391         37,022,447      15,827,459          9,882,511        22,937,661        20,666,775

   137,067,625        100,045,178      16,413,769          6,531,258        51,539,854        30,873,079
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
  $184,002,016       $137,067,625     $32,241,228        $16,413,769       $74,477,515       $51,539,854
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                    Janus Aspen
                                                       Mid Cap
                                                        Growth                        LargeCap
                                                   Service Shares                       Blend
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2004            2003            2004            2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)            $   (232,338) $    (176,475)  $    (157,300)  $    (100,616)
     Net realized gains (losses) on
       investments                                (67,783)      (352,135)      4,086,261             (48)
     Change in net unrealized
       appreciation or depreciation of                                                         6,532,064
       investments                              3,102,550      3,984,036       2,619,320
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets           2,802,429      3,455,426       6,548,281
   resulting from operations                                                                   6,431,400
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              2,750,726      3,279,814      39,667,580      35,880,756
   Administration charges                          (7,508)        (5,960)        (12,652)         (4,453)
   Contingent sales charges                       (19,730)       (13,260)        (75,066)        (28,597)
   Contract terminations                         (877,107)      (450,697)     (2,969,358)     (1,007,200)
   Death benefit payments                         (42,234)        (9,238)       (192,750)        (78,070)
   Flexible withdrawal option payments            (96,028)       (63,481)       (736,243)       (345,381)
   Transfer payments to other contracts        (1,759,021)    (1,307,473)     (6,092,293)     (2,301,433)
   Annuity payments                                     -              -               -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from            (50,902)     1,429,705      29,589,218
   principal transactions                                                                     32,115,622
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       2,751,527      4,885,131      36,137,499      38,547,022

Net assets at beginning of period              14,913,079     10,027,948      50,195,427      11,648,405
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $17,664,606    $14,913,079     $86,332,926     $50,195,427
                                           ================================================================

See accompanying notes.

             LargeCap                           LargeCap
              Growth                             Stock                              LargeCap
              Equity                             Index                                Value
             Division                           Division                            Division
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2004             2003              2004             2003               2004             2003
---------------------------------------------------------------------- ------------------------------------


  $    (190,516)   $   (77,281)        $   302,247      $    65,924      $     121,140          77,554

        (31,099)      (101,279)           (142,145)      (1,165,193)         1,195,154          (3,999)

        547,402      1,403,871           9,890,911       18,057,963        6,5,706,166       6,379,123
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
        325,787      1,225,311                           16,958,694
                                        10,051,013                         6,7,022,460       6,452,678



      5,377,841     11,412,991          47,786,225       36,342,637       2834,234,642      28,340,750
         (3,981)        (1,468)            (30,927)         (23,569)          ((10,194)         (3,619)
        (21,320)        (8,718)           (126,703)         (99,678)         (2(52,089)        (22,642)
     (1,068,501)      (345,271)         (7,531,492)      (4,675,389)        (2,271,232)       (840,148)
        (65,334)             -            (509,747)        (372,242)        (17(78,924)       (171,149)
       (206,346)       (80,392)         (1,272,943)        (931,678)        (3(662,780)       (328,436)
     (1,563,489)      (485,490)        (15,152,996)      (8,252,408)      (2(5,487,532)     (2,263,092)
              -              -                   -                -                - -               -
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2,448,870     10,491,652                           21,987,673
                                        23,161,417                        2425,671,891      24,711,664
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
      2,774,657     11,716,963          33,212,430       38,946,367       3132,694,351      31,164,342

     15,477,925      3,760,962          93,977,440       55,031,073       1042,122,329      10,957,987
---------------------------------------------------------------------- ------------------------------------
---------------------------------------------------------------------- ------------------------------------
    $18,252,582    $15,477,925        $127,189,870      $93,977,440      $4$74,816,680     $42,122,329
====================================================================== ====================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted




                                                       Limited
                                                      Term Bond                        MidCap
                                                      Division                        Division
                                           ----------------------------------------------------------------
                                                2004            2003             2004           2003
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (547,318)   $    87,158     $   (225,932)  $    (362,409)
     Net realized gains (losses) on
       investments                                 13,803          1,228       32,986,253        (755,382)
     Change in net unrealized
       appreciation or depreciation of
       investments                                458,145        (21,879)      12,236,760      65,228,283
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets             (75,370)        66,507       44,997,081      64,110,492
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             51,282,823     22,826,289       54,450,921      46,948,409
   Administration charges                          (8,056)          (822)        (165,820)       (151,823)
   Contingent sales charges                       (45,268)        (7,709)        (437,178)       (354,125)
   Contract terminations                       (1,950,757)      (241,429)     (33,333,841)    (22,917,904)
   Death benefit payments                        (156,738)             -       (1,783,765)       (721,203)
   Flexible withdrawal option payments         (1,150,373)      (126,810)      (3,038,639)     (2,809,581)
   Transfer payments to other contracts       (13,827,296)    (2,070,105)     (15,324,662)    (16,710,381)
   Annuity payments                                     -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from         34,144,335     20,379,414          367,016       3,283,392
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      34,068,965     20,445,921       45,364,097      67,393,884

Net assets at beginning of period              20,445,921              -      277,285,964     209,892,080
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $54,514,886    $20,445,921     $322,650,061    $277,285,964
                                           ================================================================

See accompanying notes.

              MidCap                              MidCap                              Money
              Growth                              Value                               Market
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------


   $   (612,234)     $  (290,919)      $   (627,053)   $    (311,012)      $   (383,950)   $    (731,194)

         23,555         (423,898)         7,159,221          452,354                  -                -

      4,992,053        7,786,159          3,813,251        7,814,399                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      4,403,374        7,071,342         10,345,419        7,955,741           (383,950)        (731,194)



     12,147,010       24,367,262         28,231,408       19,350,493        216,491,963      217,597,516
        (12,862)          (9,593)           (10,900)          (4,873)           (47,436)         (41,244)
        (52,187)         (25,053)           (53,434)         (29,423)          (328,286)        (596,012)
     (2,458,090)      (1,082,557)        (2,722,454)      (1,357,377)       (29,446,767)     (34,795,034)
       (314,093)         (44,507)          (245,028)         (64,534)          (441,718)        (366,961)
       (492,098)        (254,214)          (542,514)        (298,623)        (2,657,970)      (4,470,525)
     (5,941,933)      (3,558,250)        (5,821,249)      (4,289,273)      (200,635,810)    (226,802,386)
              -                -                  -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      2,875,747        19,393,088        18,835,829       13,306,390        (17,066,024)     (49,474,646)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      7,279,121        26,464,430        29,181,248       21,262,131        (17,449,974)     (50,205,840)

     41,401,897        14,937,467        37,405,845       16,143,714        107,056,300      157,262,140
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $48,681,018       $41,401,897       $66,587,093      $37,405,845        $89,606,326     $107,056,300
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2004 and 2003, Except as Noted


                                                    Real Estate
                                                     Securities                       SmallCap
                                                    Division (1)                      Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2004           2003             2004            2003
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)          $       820,856   $  1,184,549    $   (748,025) $    (391,905)
     Net realized gains (losses) on
       investments                             10,863,559       1,487,913          85,593       (745,178)
     Change in net unrealized
       appreciation or depreciation of
       investments                             14,844,756      13,421,069      10,633,387     11,383,631
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets          26,529,171      16,093,531       9,970,955     10,246,548
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             42,261,720      33,670,363      16,639,449     20,802,456
   Administration charges                         (30,600)        (20,597)        (13,878)        (9,149)
   Contingent sales charges                      (128,990)        (63,577)        (61,123)       (41,695)
   Contract terminations                       (5,695,920)     (2,678,121)     (3,773,190)    (1,877,815)
   Death benefit payments                        (280,857)       (171,470)        (85,171)       (51,960)
   Flexible withdrawal option payments         (1,232,777)       (929,465)       (803,529)      (561,919)
   Transfer payments to other contracts       (16,813,874)     (9,557,821)     (5,326,721)    (4,081,417)
   Annuity payments                                     -               -               -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         18,078,702      20,249,312       6,575,837     14,178,501
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      44,607,873      36,342,843      16,546,792     24,425,049

Net assets at beginning of period              71,203,391      34,860,548      50,283,315     25,858,266
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                  $115,811,264     $71,203,391     $66,830,107    $50,283,315
                                           =============================== ================================

(1) Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

                                                                                    Templeton
                                                                                      Growth
             SmallCap                            SmallCap                           Securities
              Growth                              Value                              Class 2
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2004             2003              2004             2003               2004             2003
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


   $   (568,995)   $    (411,578)     $   (792,627)    $    (372,204)      $      4,057   $       5,802

     (3,118,767)      (4,266,680)        7,392,858         1,612,964             10,940         (68,690)

      7,691,704       16,062,643         6,471,081        15,400,567            207,060         312,071
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      4,003,942       11,384,385        13,071,312        16,641,327            222,057         249,183



     11,913,179       12,995,577        22,959,553        19,857,714            691,101         393,889
         (9,019)          (8,527)          (21,446)          (14,930)                 -               -
        (61,072)         (40,596)          (88,734)          (51,339)              (349)         (1,104)
     (3,496,333)      (1,735,316)       (4,549,483)       (2,238,513)           (92,241)       (192,171)
       (179,175)         (60,987)         (262,631)          (67,528)            (5,711)           (630)
       (414,945)        (375,134)         (654,846)         (484,269)           (14,321)         (9,061)
     (6,778,237)      (5,761,305)       (8,665,180)       (7,898,990)          (142,394)        (70,616)
              -                -                 -                 -                  -               -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

        974,398         5,013,712        8,717,233         9,102,145            436,085         120,307
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      4,978,340        16,398,097       21,788,545        25,743,472            658,142         369,490

     41,565,742        25,167,645       56,508,984        30,765,512          1,193,400         823,910
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $46,544,082       $41,565,742      $78,297,529       $56,508,984         $1,851,542      $1,193,400
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2004

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2004, contractholder investment options include the following open-end management investment companies:

   Division Investment by Fund
   Principal Variable Contracts Fund, Inc. (2)               AIM V.I. Growth Series I Division
     Asset Allocation Division                               AIM V.I. Health Sciences Series I Division,
     Balanced Division                                           formerly INVESCO VIF - Health
     Bond Division                                               Sciences Division until October 15, 2004
     Capital Value Division                                      name change
     Equity Growth Division                                  AIM V.I. Premier Equity Series I Division
     Equity Income Division, formerly Utilities Division     AIM V.I. Small Company Growth Series I
          until March 1, 2004 name change                      Division, formerly INVESCO VIF - Small
     Government Securities Division                              Company Growth until October 15, 2004
     Growth Division                                           name change
     International Division                                  AIM V.I. Technology Series I Division,
     International Emerging Markets Division                   formerly INVESCO VIF - Technology
     International SmallCap Division                           Division until October 15, 2004 name
     LargeCap Blend Division                                     change
     LargeCap Growth Equity Division                         American Century VP Income & Growth
     LargeCap Stock Index Division                             Class I Division
     LargeCap Value Division                                 American Century VP Ultra Class I Division
     Limited Term Bond Division (1)                            American Century VP Value Class II
     MidCap Division                                           Division
     MidCap Growth Division                                    Dreyfus IP Founders Discovery Initial
     MidCap Value Division                                       Shares Division
     Money Market Division                                   Fidelity VIP Equity-Income Service Class 2
     Real Estate Securities Division, formerly Real               Division
       Estate
            Division until March 1, 2004 name change          Fidelity VIP Growth Service Class Division
     SmallCap Division                                       Fidelity VIP II Contrafund Service Class
     SmallCap Growth Division                                  Division
     SmallCap Value Division                                   Janus Aspen Mid Cap Growth Service
                                                                  Shares Division
   AIM V.I. Core Equity Series I Division                     Templeton Growth Securities Class 2
   AIM V.I. Dynamics Series I Division,                        Division
       formerly INVESCO VIF - Dynamics
       Division until October 15, 2004 name
       change

(1) Additional investment option available to contractholders as of May 17, 2003.
(2) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2004.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2004, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of 0.35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                     Fee Range
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Bond, Government Securities, Money Market, Limited Term Bond 0.50% - 0.30%
   Balanced, Equity Income                                      0.60    - 0.40
   MidCap                                                       0.65    - 0.45
   Asset Allocation, Equity Growth                              0.80    - 0.60
   SmallCap                                                     0.85    - 0.65
   MidCap Growth, Real Estate Securities                        0.90    - 0.70
   SmallCap Growth                                              1.00    - 0.80
   SmallCap Value                                               1.10    - 0.90
   International SmallCap                                       1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                  Account                               Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Capital Value, Growth                                0.60% - 0.40%
   Large Cap Blend, Large Cap Value                     0.75    - 0.55
   International                                        0.85    - 0.65
   MidCap Value                                         1.05    - 0.85
   International Emerging Markets                       1.25    - 1.05

3. Federal Income Taxes

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and 0.35%, respectively.

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2004:

    Division                                                Purchases     Sales
   -------------------------------------------------------------------------------------

   AIM V.I. Core Equity Series I Division:
      The Principal Variable Annuity                          $3,098,210  $7,040,016
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,184,847   1,113,039

   AIM V.I. Dynamics Series I Division:
      The Principal Variable Annuity                           1,210,544   1,037,315
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                             233,101     212,538

   AIM V.I. Growth Series I Division:
      The Principal Variable Annuity                           1,563,681   3,854,403
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                             512,971     512,551

   AIM V.I. Health Sciences Series I Division:
      The Principal Variable Annuity                           3,004,474   2,205,968
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,296,291     846,372

   AIM V.I. Premier Equity Series I Division:
      The Principal Variable Annuity                           2,475,088   5,579,793
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                           1,344,290     890,535

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Small Company Growth Series I Division:
      The Principal Variable Annuity                                     $ 1,399,881        $   749,145
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         630,630            326,614

   AIM V.I. Technology Series I Division:
      The Principal Variable Annuity                                       3,109,774          2,591,936
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         722,730            360,707

   American Century VP Income & Growth Class I Division:
      Principal Freedom Variable Annuity                                   2,533,662            858,863
      The Principal Variable Annuity                                       5,319,883          2,591,500
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,353,445          1,061,696

   American Century VP Ultra Class I Division:
      The Principal Variable Annuity                                       3,069,865          2,018,063
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,290,372            587,259

   American Century VP Value Class II Division:
      The Principal Variable Annuity                                      14,209,828          3,203,140
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,655,616            986,677

   Asset Allocation Division:
      Premier Variable                                                        83,050             14,901
      The Principal Variable Annuity                                      11,141,784         14,684,714
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,136,303          2,563,383

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Balanced Division:
      Personal Variable                                                 $    592,427        $ 1,124,693
      Premier Variable                                                     2,100,737          3,949,597
      The Principal Variable Annuity                                      11,179,343         19,839,288
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,895,042          2,011,358

   Bond Division:
      Personal Variable                                                      537,274          1,124,754
      Premier Variable                                                     2,649,650          3,101,893
      Principal Freedom Variable Annuity                                   6,501,667          2,286,525
      The Principal Variable Annuity                                      48,790,495         46,452,380
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      24,180,765         11,975,750

   Capital Value Division:
      Bankers Flexible Annuity                                                39,670            505,433
      Pension Builder Plus                                                    50,998            949,654
      Pension Builder Plus- Rollover IRA                                      15,182             71,052
      Personal Variable                                                      819,361          2,077,441
      Premier Variable                                                     3,279,663          4,838,744
      Principal Freedom Variable Annuity                                   2,739,081            600,222
      The Principal Variable Annuity                                      16,892,539         30,374,058
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,035,994          2,536,177

   Dreyfus IP Founders Discovery Initial Shares Division:
      The Principal Variable Annuity                                       4,708,497          1,050,049
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,347,524            405,469

   Equity Growth Division:
      Premier Variable                                                       103,466             36,273
      The Principal Variable Annuity                                      18,470,687         40,273,685
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,691,799          2,958,428

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Equity Income Division:
      Premier Variable                                                $       71,489       $     14,312
      The Principal Variable Annuity                                      10,402,106          4,883,428
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,764,078          1,568,104

   Fidelity VIP Equity - Income Service Class 2 Division:
      The Principal Variable Annuity                                      17,196,620          4,147,583
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               9,361,390          1,857,948

   Fidelity VIP Growth Service Class Division:
      The Principal Variable Annuity                                       4,917,571          7,064,637
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,248,488          1,146,542

   Fidelity VIP II Contrafund Service Class Division:
      The Principal Variable Annuity                                      16,469,572          9,799,998
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,438,329          1,534,175

   Government Securities Division:
      Pension Builder Plus                                                    14,220             69,540
      Pension Builder Plus - Rollover IRA                                      2,418                992
      Personal Variable                                                      498,278          1,660,979
      Premier Variable                                                     2,953,440          4,141,818
      Principal Freedom Variable Annuity                                   4,319,472            759,669
      The Principal Variable Annuity                                      51,779,269         81,437,868
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              22,847,853         25,575,711

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Growth Division:
      Personal Variable                                                 $    784,945       $  1,362,920
      Premier Variable                                                     2,589,695          4,849,027
      The Principal Variable Annuity                                       4,926,873         20,629,378
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,443,799          1,069,555

   International Division:
      Personal Variable                                                    1,279,004          1,751,816
      Premier Variable                                                     2,036,928          2,683,801
      Principal Freedom Variable Annuity                                   2,052,387            438,698
      The Principal Variable Annuity                                      28,688,867         22,147,741
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              14,063,450          3,974,389

   International Emerging Markets Division:
      Premier Variable                                                       194,537             41,113
      The Principal Variable Annuity                                      12,554,339          4,779,430
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,167,354          1,777,136

   International SmallCap Division:
      Premier Variable                                                       185,101             36,267
      The Principal Variable Annuity                                      14,651,589         11,777,622
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,613,221          1,881,118

   Janus Aspen Mid Cap Growth Service Shares Division:
      The Principal Variable Annuity                                       1,948,002          2,227,651
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         802,724            806,315

   LargeCap Blend Division:
      The Principal Variable Annuity                                      28,996,673          7,268,404
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      15,443,499          3,783,064

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   LargeCap Growth Equity Division:
      Premier Variable                                                 $      50,711     $       14,652
      Principal Freedom Variable Annuity                                   1,069,598            328,199
      The Principal Variable Annuity                                       2,940,684          1,807,438
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,360,996          1,013,346

   LargeCap Stock Index Division:
      Premier Variable                                                       608,247            265,297
      Principal Freedom Variable Annuity                                   8,984,622          2,862,295
      The Principal Variable Annuity                                      28,088,031         17,233,583
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              11,897,441          5,753,502

   LargeCap Value Division:
      The Principal Variable Annuity                                      24,930,693          6,765,677
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,290,354          2,614,361

   Limited Term Bond Division:
      Principal Freedom Variable Annuity                                   3,390,605            550,019
      The Principal Variable Annuity                                      30,696,119         10,234,679
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      17,196,099          6,901,108

   MidCap Division:
      Personal Variable                                                    1,192,347          1,826,112
      Premier Variable                                                     4,924,409          5,128,788
      Principal Freedom Variable Annuity                                   3,283,013            785,274
      The Principal Variable Annuity                                      55,728,214         45,113,384
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      22,026,879          4,932,507

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   MidCap Growth Division:
      Premier Variable                                               $        42,284    $        61,747
      Principal Freedom Variable Annuity                                     664,927            196,474
      The Principal Variable Annuity                                       7,653,640          7,543,446
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,786,159          2,081,830

   MidCap Value Division:
      Premier Variable                                                       274,814             57,119
      Principal Freedom Variable Annuity                                   4,112,879            764,237
      The Principal Variable Annuity                                      21,413,359          7,135,142
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       9,412,583          2,115,244

   Money Market Division:
      Pension Builder Plus                                                    13,317            503,013
      Pension Builder Plus - Rollover IRA                                         65                118
      Personal Variable                                                    2,736,327          3,645,548
      Premier Variable                                                     7,327,320          8,482,211
      Principal Freedom Variable Annuity                                  20,419,207         19,942,900
      The Principal Variable Annuity                                     121,137,132        134,371,659
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      65,694,309         67,832,202

   Real Estate Securities Division:
      Premier Variable                                                       436,528            155,156
      The Principal Variable Annuity                                      37,009,589         19,665,884
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      16,625,453          5,590,559

   SmallCap Division:
      Premier Variable                                                        74,209             20,050
      Principal Freedom Variable Annuity                                   2,713,842            796,381
      The Principal Variable Annuity                                       9,315,872          8,361,043
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,535,526          1,634,163

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   SmallCap Growth Division:
      Premier Variable                                                $       66,640     $       64,394
      Principal Freedom Variable Annuity                                     646,250            225,618
      The Principal Variable Annuity                                       8,918,314          9,810,491
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,281,975          1,407,273

   SmallCap Value Division:
      Premier Variable                                                       288,273             46,270
      The Principal Variable Annuity                                      20,589,532         12,341,231
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               8,836,605          2,758,211

   Templeton Growth Securities Class 2 Division:
      Principal Freedom Variable Annuity                                     707,409            267,267


5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                               2004                        2003
                                     ------------------------- ---------------------------
                                     ------------------------- ---------------------------
Division                             Purchased   Redeemed      Purchased     Redeemed
-------------------------------------------------------------- ---------------------------

AIM V.I. Core Equity Series I
   Division:
   The Principal Variable Annuity        354,553     817,932       569,227     1,028,132
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                               135,592     129,316       384,728       288,326

AIM V.I. Dynamics Series I Division:
   The Principal Variable Annuity        163,080     134,942       175,599        59,802
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                31,404      27,649       103,148         4,918


                                                  2004                          2003
                                       ------------------------- -------------------------
                                       ------------------------- -------------------------
Division                                Purchased      Redeemed  Purchased    Redeemed
---------------------------------------------------------------- -------------------------

AIM V.I. Growth Series I Division:
   The Principal Variable Annuity           281,364    652,678       484,359      828,814
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           92,302     86,792       112,153       50,156

AIM V.I. Health Sciences Series I
   Division:
   The Principal Variable Annuity           318,696    220,980       388,598      126,290
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          137,502     84,784       287,280       93,181

AIM V.I. Premier Equity Series I
   Division:
   The Principal Variable Annuity           336,593    733,087       830,402      918,040
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          182,812    117,001       323,247      123,961

AIM V.I. Small Company Growth Series I
   Division:
   The Principal Variable Annuity           184,406     95,733       170,189       76,562
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           83,074     41,738        39,354       15,434

AIM V.I. Technology Series I Division:
   The Principal Variable Annuity           596,839    487,088       817,643      330,529
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          138,709     67,786       235,883       37,295


                                                 2004                       2003
                                       ------------------------- -------------------------
                                       ------------------------- -------------------------
Division                               Purchased      Redeemed   Purchased       Redeemed
---------------------------------------------------------------- -------------------------

American Century VP Income & Growth
   Class I Division:
   Principal Freedom Variable Annuity      262,575       87,133    151,175         61,297
   The Principal Variable Annuity          548,052      251,773    803,449        336,761
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         242,451      103,148    334,017         63,984

American Century VP Ultra Class I
   Division:
   The Principal Variable Annuity          354,943      222,476    265,152         84,858
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         149,195       64,741    113,764         60,994

American Century VP Value Class II
   Division:
   The Principal Variable Annuity        1,266,575      269,289    669,378         83,363
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         593,240       82,950    284,369         25,446

Asset Allocation Division:
   Premier Variable                         76,016       13,831     49,380            608
   The Principal Variable Annuity          475,585      704,990    516,704        859,149
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         219,241      123,064    163,557         81,593

                                                   2004                        2003
                                         ----------------------- ------------------------
                                         ----------------------- ------------------------
Division                                 Purchased   Redeemed    Purchased    Redeemed
---------------------------------------------------------------- ------------------------

Balanced Division:
    Personal Variable                        315,711     649,413     287,170     374,542
    Premier Variable                       1,074,591   2,211,407   1,620,244   2,581,193
    The Principal Variable Annuity           591,873   1,127,292     764,228   1,247,645
    The Principal Variable Annuity With
     Purchase Payment Credit Rider           259,161     114,288     292,462      67,910

Bond Division:
   Personal Variable                         247,679     595,968     344,432     211,067
   Premier Variable                        1,176,207   1,587,557   1,689,114   2,542,934
   Principal Freedom Variable Annuity        479,733     172,706     340,614     228,130
   The Principal Variable Annuity          2,390,832   2,504,357   3,538,733   3,415,480
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         1,184,907     645,641   1,728,507     896,662

Capital Value Division:
   Bankers Flexible Annuity                        -      15,850           -      14,192
   Pension Builder Plus                          921     164,554       3,798      52,094
   Pension Builder Plus - Rollover IRA           213      10,706           -      46,325
   Personal Variable                         303,358     812,061     196,235     391,931
   Premier Variable                        1,134,437   1,790,038   1,113,028   3,086,904
   Principal Freedom Variable Annuity        299,544      63,711     113,326      62,464
   The Principal Variable Annuity            700,237   1,309,568     908,167   1,415,207
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           250,207     109,346     321,160     116,508

Dreyfus IP Founders Discovery Initial
     Shares Division:
   The Principal Variable Annuity            600,847     120,260     428,938      52,052
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           299,565      46,439     268,903      33,063

                                                    2004                   2003
                                        -------------------------- ----------------------
                                        -------------------------- ----------------------
Division                                 Purchased     Redeemed    Purchased   Redeemed
------------------------------------------------------------------ ----------------------

Equity Growth Division:
   Premier Variable                         117,984      41,789       60,015     17,093
   The Principal Variable Annuity           711,412   1,517,077       823,878 1,507,088
   The Principal Variable Annuity With
     Purchase Payment Credit Rider          257,740     111,441       247,826    99,764

Equity Income Division:
   Premier Variable                          80,399      16,345        14,396     1,922
   The Principal Variable Annuity           985,184     473,368       565,142   516,008
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         451,206     152,003       179,794    78,281

Fidelity VIP Equity - Income Service
      Class 2 Division:
   The Principal Variable Annuity         1,617,997     362,830    1,400,843    204,545
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         880,794     162,533      689,693     49,819

Fidelity VIP Growth Service Class
      Division:
   The Principal Variable Annuity           628,967     860,011      703,551    922,581
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         287,586     139,574      293,289     97,995

Fidelity VIP II Contrafund Service Class
      Division:
   The Principal Variable Annuity         1,550,389     852,523    1,407,331    946,698
   The Principal Variable Annuity With
      Purchase Payment Credit Rider         511,946     133,461      472,362    185,821

                                                   2004                         2003
                                         ----------------------- --------------------------
                                         ----------------------- --------------------------
Division                                 Purchased   Redeemed     Purchased    Redeemed
---------------------------------------------------------------- --------------------------

Government Securities Division:
   Pension Builder Plus                          435      24,455       12,859      95,979
   Pension Builder Plus - Rollover IRA             -         155            -       6,073
   Personal Variable                         198,988     833,126      271,996     511,325
   Premier Variable                        1,236,076   2,011,872    1,756,820   3,795,310
   Principal Freedom Variable Annuity        420,380      72,342      215,886      17,724
   The Principal Variable Annuity          2,403,158   4,496,422    6,640,193   6,020,910
   The Principal Variable Annuity With
      Purchase Payment Credit Rider        1,060,405   1,412,109    2,657,919   1,837,450

Growth Division:
   Personal Variable                         531,550     927,206      424,611     512,337
   Premier Variable                        1,701,409   3,215,010    2,003,622   3,575,437
   The Principal Variable Annuity            326,824   1,348,808      469,031   1,484,340
   The Principal Variable Annuity With
      Purchase Payment Credit Rider           95,774      69,931      179,525     127,568

International Division:
   Personal Variable                               -     311,006    1,838,583   1,902,086
   Premier Variable                          791,854   1,206,254      759,923   1,782,059
   Principal Freedom Variable Annuity      1,407,460   1,227,383       56,689      14,401
   The Principal Variable Annuity          1,837,351   1,354,894    1,556,109   1,500,893
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          900,680     243,135    1,009,132     533,814

International Emerging Markets Division:
   Premier Variable                          120,080      30,078       32,214         284
   The Principal Variable Annuity            803,085     338,990      560,042     260,591
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          394,518     126,047      691,327     516,600

                                                     2004                          2003
                                           ----------------------- ------------------------
                                           ----------------------- ------------------------
Division                                   Purchased    Redeemed      Purchased  Redeemed
------------------------------------------------------------------ ------------------------

International SmallCap Division:
   Premier Variable                            143,634     28,471       23,530      7,068
   The Principal Variable Annuity              900,715    697,045      777,547    646,940
   The Principal Variable Annuity With
     Purchase Payment Credit Rider             345,076    111,332      698,766    513,758

Janus Aspen Mid Cap Growth Service Shares
   Division:
   The Principal Variable Annuity              357,183    374,826      447,141    264,331
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                     147,186    135,670      276,253    153,417

LargeCap Blend Division:
   The Principal Variable Annuity            2,540,389    652,488    2,707,763    307,743
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                   1,353,000    339,607    1,292,037    114,336

LargeCap Growth Equity Division:
   Premier Variable                             71,447     20,509       45,514          -
   Principal Freedom Variable Annuity           95,597    28,077       102,633      1,430
   The Principal Variable Annuity              552,671    319,499    1,247,739    137,913
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                     255,786    179,128      762,537     49,483

LargeCap Stock Index Division:
   Premier Variable                            629,983    277,433      396,040    236,783
   Principal Freedom Variable Annuity        1,029,219    322,972      652,264    214,607
   The Principal Variable Annuity            3,245,275  1,947,589    2,754,982  1,460,914
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           1,374,624    650,211    1,546,901    333,014

                                                   2004                          2003
                                         ------------------------- ---------------------------
                                         ------------------------- ---------------------------
Division                                 Purchased   Redeemed      Purchased    Redeemed
------------------------------------------------------------------ ---------------------------

LargeCap Value Division:
   The Principal Variable Annuity          2,186,038      573,923    2,239,085      309,520
   The Principal Variable Annuity With
      Purchase Payment Credit Rider          989,990      221,773      858,315       94,399

Limited Term Bond Division:
   Principal Freedom Variable Annuity        338,720       52,527      119,931        3,369
   The Principal Variable Annuity          3,087,223     999,261     1,558,552      178,113
   The Principal Variable Annuity With
     Purchase Payment Credit Rider         1,729,475      673,788      622,977       65,264

MidCap Division:
   Personal Variable                         286,050      624,615      270,727      359,057
   Premier Variable                        1,044,737    1,660,767      971,618    2,448,608
   Principal Freedom Variable Annuity        193,065      51,424        82,488      20,935
   The Principal Variable Annuity          1,200,718    1,473,290    1,329,612    1,485,789
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           474,590      161,083      525,970      159,460

MidCap Growth Division:
   Premier Variable                           43,341      63,935        91,221       3,662
   Principal Freedom Variable Annuity         65,334      18,353     2,009,469     508,510
   The Principal Variable Annuity            814,056     758,135       798,403     102,894
   The Principal Variable Annuity With
     Purchase Payment Credit Rider           402,704     209,230        34,516       9,419

                                                        2004                             2003
                                           -------------------------------  --------------------------------
                                           -------------------------------  --------------------------------
Division                                      Purchased      Redeemed          Purchased      Redeemed
--------------------------------------------------------------------------  --------------------------------

MidCap Value Division:
   Premier Variable                               173,675          42,475          134,054          1,698
   Principal Freedom Variable Annuity             189,622          39,809           77,798         24,519
   The Principal Variable Annuity               1,401,263         547,529        1,304,130        459,954
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                615,947         162,317          590,012        155,083

Money Market Division:
   Pension Builder Plus                             3,631        231,297                 -          9,230
   Pension Builder Plus - Rollover IRA                  -             19                 -          3,690
   Personal Variable                            1,864,604       2,489,546        2,125,679      2,174,945
   Premier Variable                             4,837,037       5,631,944        5,387,943      7,735,487
   Principal Freedom Variable Annuity           1,824,499       1,781,993          911,375        732,695
   The Principal Variable Annuity               9,233,924      10,219,816        9,667,999     12,150,811
   The Principal Variable Annuity With
     Purchase Payment Credit Rider              5,007,682       5,159,069        5,240,869      6,391,284

Real Estate Securities Division:
   Premier Variable                               213,975          89,552          139,195         19,128
   The Principal Variable Annuity               1,501,656         989,852        1,658,694        730,167
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                674,574         281,393          568,921     179,046

SmallCap Division:
   Premier Variable                                76,879          20,923           36,118          6,689
   Principal Freedom Variable Annuity             218,640          61,416           85,994         25,858
   The Principal Variable Annuity                 935,099         783,864        1,776,722        691,461
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                455,262         153,207          559,100        117,620

                                                        2004                             2003
                                           -------------------------------  --------------------------------
                                           -------------------------------  --------------------------------
Division                                      Purchased      Redeemed          Purchased      Redeemed
--------------------------------------------------------------------------  --------------------------------

SmallCap Growth Division:
   Premier Variable                               106,213         102,231           93,066            498
   Principal Freedom Variable Annuity              85,431          28,490           62,059         10,328
   The Principal Variable Annuity               1,038,988       1,098,851        1,349,339        997,551
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                265,851        157,625           332,427       108,715

SmallCap Value Division:
   Premier Variable                               176,594         32,043            90,885         5,997
   The Principal Variable Annuity                 860,466         634,445        1,077,174        663,797
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                369,294         141,796          339,373        134,088

Templeton Growth Securities Class 2
   Division:
   Principal Freedom Variable Annuity              52,365          19,463           36,790         27,779

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2004, 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------

   AIM V.I. Core
      Equity Series I
      Division:
        2004             4,303    $8.58 to $8.37      $36,736      0.95%    1.25% to 1.85%       7.65% to 7.03%
        2003             4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
        2002             5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
        2001             5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)
   AIM V.I. Dynamics
      Series I
      Division:
        2004               313     8.18 to 8.01         2,536      -         1.25 to 1.85        11.90 to 11.25
        2003               281     7.31 to 7.20         2,039      -         1.25 to 1.85        36.11 to 35.30
        2002                67     5.37 to 5.32           357      -         1.25 to 1.85      (32.75) to (33.15)
        2001 (6)            36     7.99 to 7.96           287      -         1.25 to 1.85      (40.42) to (40.85)
   AIM V.I. Growth
      Series I
      Division:
        2004             3,315     5.93 to 5.79        19,607      -         1.25 to 1.85         6.85 to 6.24
        2003             3,681     5.55 to 5.45        20,390      -         1.25 to 1.85        29.61 to 28.84
        2002             3,963     4.28 to 4.23        16,956      -         1.25 to 1.85      (31.83) to (32.24)
        2001             4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)
   AIM V.I. Health
      Sciences Series
      I Division:
        2004             1,474     9.89 to 9.67        14,456      -         1.25 to 1.85         6.23 to 5.57
        2003             1,324     9.31 to 9.16        12,246      -         1.25 to 1.85        26.20 to 25.44
        2002               867     7.38 to 7.30         6,374      0.21      1.25 to 1.85      (25.14) to (25.59)
        2001 (6)           373     9.85 to 9.82         3,670      -         1.25 to 1.85       (6.01) to (6.55)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   AIM V.I. Premier
      Equity Series I
      Division:
        2004             4,505    $7.47 to $7.29      $33,493      0.46%    1.25% to 1.85%       4.48% to 3.85%
        2003             4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
        2002             4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
        2001             4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)
   AIM V.I. Small
      Company Growth
      Series I
      Division:
        2004               461     8.51 to 8.33         3,903      -         1.25 to 1.85        12.42 to 11.81
        2003               331     7.57 to 7.45         2,497      -         1.25 to 1.85        31.78 to 30.99
        2002               214     5.74 to 5.69         1,224      -         1.25 to 1.85      (31.97) to (32.38)
        2001 (6)            65     8.44 to 8.41           547      -         1.25 to 1.85      (31.05) to (31.46)
   AIM V.I.
      Technology
      Series I
      Division:
        2004             1,233     5.50 to 5.38         6,738      -         1.25 to 1.85         3.19 to 2.67
        2003             1,053     5.33 to 5.24         5,578      -         1.25 to 1.85        43.49 to 42.63
        2002               367     3.71 to 3.68         1,357      -         1.25 to 1.85      (47.51) to (47.82)
        2001 (6)           145     7.07 to 7.04         1,022      -         1.25 to 1.85      (58.05) to (55.94)
   American Century
      VP Income &
      Growth Class I
      Division:
        2004             3,343    10.28 to 9.96        33,859      1.29      0.85 to 1.85        12.10 to 10.91
        2003             2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
        2002             1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
        2001               720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)
   American Century
      VP Ultra Class
      I Division:
        2004             1,148     9.38 to 9.18        10,692      -         1.25 to 1.85         9.20 to 8.64
        2003               931     8.59 to 8.45         7,952      -         1.25 to 1.85        23.35 to 22.61
        2002               698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
        2001 (6)           227     9.12 to 9.08         2,068      -         1.25 to 1.85      (17.57) to (18.22)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   American Century
      VP Value Class
      II Division:
        2004             2,631   $12.06 to $11.87     $31,569      0.60%    1.25% to 1.85%      12.71% to 12.09%
        2003             1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
        2002 (5)           282     8.41 to 8.38         2,364      -         1.25 to 1.85      (14.96) to (15.28)
   Asset Allocation
      Division:
        2004             4,337    1.13 to 20.24        87,504      3.26      0.42 to 1.85         7.62 to 6.47
        2003             4,408    1.05 to 19.01        84,285     11.93      0.42 to 1.85        21.08 to 19.38
        2002             4,620    0.86 to 15.92        74,399      -         0.42 to 1.85      (12.78) to (14.54)
        2001             4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85       (2.40) to (5.67)
   Balanced Division:
      2004              11,449    1.84 to 17.30       109,503      2.12      0.42 to 1.85         8.88 to 8.06
      2003              13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85        18.33 to 16.65
      2002              14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85      (13.55) to (14.78)
      2001              16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85       (7.69) to (8.67)
   Bond Division:
      2004              18,219    1.92 to 17.64       252,489      4.56      .042 to 1.85         1.59 to 3.04
      2003              18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85         4.15 to 2.67
      2002              17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85         8.80 to 7.26
      2001              14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85         7.74 to 6.14
   Capital Value
      Division:
        2004            17,135    2.87 to 22.94       214,377      1.43      0.42 to 1.85        11.67 to 10.29
        2003            18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85        24.97 to 23.20
        2002            21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85      (14.02) to (15.25)
        2001            24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85       (8.43) to (9.74)
   Dreyfus IP
      Founders
      Discovery
      Initial Shares
      Division:
        2004             1,581     8.49 to 8.31        13,319      -         1.25 to 1.85         8.43 to 7.92
        2003               848     7.83 to 7.70         6,592      -         1.25 to 1.85        34.49 to 33.69
        2002               235     5.82 to 5.76         1,361      -         1.25 to 1.85      (34.06) to (34.46)
        2001 (6)            34     8.82 to 0.79           297      -         1.25 to 1.85      (23.55) to (24.13)

                                  Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment       Ratio (2)        Corresponding to
                         Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division       (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Equity Growth
      Division:
        2004              7,862   $0.93 to $26.31    $207,318      0.53%     0.42% to 1.85%       8.14% to 7.34%
        2003              8,445    0.86 to 24.51      208,587      0.41       0.42 to 1.85        25.42 to 23.64
        2002              8,938    0.68 to 19.82      178,521      0.27       0.42 to 1.85      (28.02) to (29.04)
        2001             10,091    0.95 to 27.94      283,731      0.11       0.42 to 1.85      (12.00) to (16.42)
   Equity Income
      Division:
        2004              3,782    0.93 to 10.70       40,432      4.10       1.25 to 1.85        17.72 to 15.44
        2003              2,907    0.79 to 9.27        27,203      4.44       0.42 to 1.85        13.36 to 11.74
        2002              2,743    0.70 to 8.29        22,961      4.42       0.42 to 1.85      (3.82) to (14.21)
        2001              3,040    9.73 to 9.67        29,567      2.52       1.25 to 1.85      (28.60) to (29.00)
   Fidelity VIP
      Equity-Income
      Service Class 2
      Division:
        2004              4,327   11.30 to 11.12       48,616      1.05       1.25 to 1.85         9.92 to 9.23
        2003              2,353   10.28 to 10.18       24,125      0.70       1.25 to 1.85        28.41 to 27.65
        2002 (5)            517    8.01 to 7.98         4,138      -          1.25 to 1.85      (19.14) to (19.44)
   Fidelity VIP Growth
      Service Class
      Division:
        2004              5,219    7.96 to 7.77        41,373      0.16       1.25 to 1.85         1.92 to 1.30
        2003              5,302    7.81 to 7.67        41,286      0.19       1.25 to 1.85        31.13 to 30.35
        2002              5,325    5.96 to 5.88        31,670      0.15       1.25 to 1.85      (31.07) to (31.48)
        2001              5,739    8.64 to 8.58        49,561      -          1.25 to 1.85      (18.72) to (19.29)
   Fidelity VIP II
      Contrafund
      Service Class
      Division:
        2004              7,170   11.63 to 11.35       82,971      0.23       1.25 to 1.85        13.91 to 13.27
        2003              6,094   10.21 to 10.02       62,014      0.33       1.25 to l.85        26.76 to 26.00
        2002              5,347    8.05 to 7.95        42,986      0.68       1.25 to 1.85      (10.55) to (11.09)
        2001              4,691    9.01 to 8.95        42,213      0.67       1.25 to 1.85      (13.50) to (13.94)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment      Ratio (2)        Corresponding to
                          Units   Lowest to Highest Net Assets    Income        Lowest to        Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)    Ratio (1)        Highest           Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Government
      Securities
      Division:
        2004              22,005   $2.07 to $17.32    $306,512      4.73%     0.42% to 1.85%      3.50% to 1.64%
        2003              25,536    2.00 to 17.04      341,730      3.41       0.42 to 1.85       1.41 to (0.03)
        2002              26,265    1.97 to 17.05      318,208      3.45       0.42 to 1.85        8.34 to 6.80
        2001              18,304    1.82 to 15.96      182,868      4.93       0.42 to 1.85        7.06 to 5.63
   Growth Division:
      2004                16,647    1.60 to 14.99      114,994      0.33       0.42 to 1.85        8.84 to 7.38
      2003                19,553    1.47 to 13.96      123,359      0.23       0.42 to 1.85       25.93 to 24.15
      2002                22,176    1.17 to 11.24      111,599      0.02       0.42 to 1.85     (29.37) to (30.37)
      2001                27,307    1.65 to 16.15      194,687      -          0.42 to 1.85     (26.01) to (26.89)
   International
      Division:
        2004              15,016    1.91 to 17.09      184,002      0.94       0.42 to 1.85       20.89 to 18.76
        2003              14,422    1.47 to 14.39      137,068      1.04       0.42 to 1.85       31.78 to 29.91
        2002              14,934    1.20 to 11.07      100,045      0.49       0.42 to 1.85     (16.42) to (17.61)
        2001              16,955    1.44 to 13.44      128,099      0.15       0.42 to 1.85     (24.21) to (25.66)
   International
      Emerging Markets
      Division:
        2004               2,096    1.72 to 15.97       32,241      0.79       0.42 to 1.85       24.46 to 22.56
        2003               1,274    1.38 to 13.03       16,414      1.11       0.42 to 1.85       56.56 to 54.32
        2002                 768    8.55 to 8.44         6,532      0.14       0.42 to 1.85      (8.78) to (9.32)
        2001                 264    9.37 to 9.31         2,469      0.50       1.25 to 1.85      (5.44) to (5.96)
   International
      SmallCap Division:
        2004               4,109    1.49 to 18.32       74,478      0.76       0.42 to 1.85       29.57 to 27.84
        2003               3,557    1.15 to 14.33       51,540      1.36       0.42 to 1.85       53.55 to 51.33
        2002               3,225    0.88 to 9.47        30,873      0.27       0.42 to 1.85      (2.56) to (17.74)
        2001               3,113   11.59 to 11.52       36,066      -          1.25 to 1.85     (22.83) to (23.25)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   Janus Aspen Mid Cap
      Growth Service
      Shares Division:
        2004               2,849   $6.26 to $6.10      $17,665      -         1.25% to 1.85%     19.01% to 18.22%
        2003               2,855    5.26 to 5.16        14,913      -          1.25 to 1.85       33.09 to 32.30
        2002               2,550    3.95 to 3.90        10,028      -          1.25 to 1.85     (29.01) to (29.44)
        2001               2,055    5.57 to 5.53        11,415      -          1.25 to 1.85     (40.35) to (40.67)
   LargeCap Blend
      Division:
        2004               7,891   11.00 to 10.82       86,333      1.18       1.25 to 1.85        9.02 to 8.31
        2003               4,990    10.09 to 9.99       50,195      0.98       1.25 to 1.85       22.22 to 21.49
        2002 (5)           1,412    8.25 to 8.22        11,648      0.87       1.25 to 1.85     (16.46) to (16.76)
   LargeCap Growth
      Equity Division:
        2004               3,253    0.74 to 5.34        18,253      0.28        0.42 to 1.85       2.78 to 1.14
        2003               2,824    0.72 to 5.28        15,478      -           0.42 to 1.85      22.63 to 20.89
        2002                 855    4.42 to 4.36         3,761      -          1.25 to 1.85     (34.10) to (34.50)
        2001                 367    6.71 to 6.66         2,452      -          1.25 to 1.85     (30.93) to (31.41)
   LargeCap Stock Index
      Division:
        2004              14,735    1.02 to 8.76       127,190      1.60       0.42 to 1.85        9.68 to 8.42
        2003              11,654    0.93 to 8.08        93,977      1.41       0.42 to 1.85       27.78 to 25.97
        2002               8,549    0.73 to 6.42        55,031      1.21       0.42 to 1.85     (22.77) to (23.86)
        2001               6,721    0.94 to 8.43        56,637      1.06       0.42 to 1.85     (14.40) to (13.72)
   LargeCap Value
      Division:
        2004               6,391   11.76 to 11.58       74,817      1.59       1.25 to 1.85       11.68 to 11.03
        2003               4,011   10.53 to 10.43       42,122      1.63       1.25 to 1.85       26.46 to 25.71
        2002 (5)           1,317    8.33 to 8.29        10,958      1.89       1.25 to 1.85     (15.99) to (16.30)
   Limited Term Bond
      Division:
        2004               5,485    10.03 to 9.87       54,515      -          0.85 to 1.85       0.50 to (0.50)
        2003 (4)           2,055    9.98 to 9.92        20,446      2.63       0.85 to 1.85      (0.25) to (0.86)

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   MidCap Division:
      2004                15,701   $3.37 to $30.81    $322,650      1.18%     0.42% to 1.85%     17.42% to 15.57%
      2003                16,473    2.87 to 26.66      277,286      1.06       0.42 to 1.85       32.25 to 30.38
      2002                17,766    2.17 to 20.44      209,892      0.96       0.42 to 1.85      (9.13) to (10.42)
      2001                19,815    2.39 to 22.82      239,234      0.76       0.42 to 1.85      (4.02) to (5.51)
   MidCap Growth
      Division:
        2004               4,811    1.06 to 10.04       48,681      -          0.42 to 1.85        11.58 to 9.73
        2003               4,535    0.95 to 9.15        41,402      -          0.42 to 1.85       39.99 to 38.00
        2002               2,226    0.68 to 6.63        14,937      -          0.42 to 1.85     (39.86) to (27.62)
        2001               2,126    9.96 to 9.16        19,630      -          0.85 to 1.85     (17.65) to (18.43)
   MidCap Value
      Division:
        2004               4,931    1.47 to 13.60       66,587      0.10       0.42 to 1.85       22.50 to 20.35
        2003               3,343    1.20 to 11.30       37,406      0.08       0.42 to 1.85       35.92 to 33.99
        2002               1,878    0.89 to 8.43        16,144      0.73       0.42 to 1.85     (10.34) to (11.61)
        2001                 425    0.99 to 9.54         4,347      0.21       0.42 to 1.85      (2.40) to (10.14)
   Money Market
      Division:
        2004              12,349    1.50 to 2.13        89,606      0.88       0.42 to 2.16         - to (0.93)
        2003              15,091    1.50 to 12.96      107,056      0.78       0.42 to 1.85       0.31 to (1.11)
        2002              20,955    1.49 to 13.11      157,262      1.40       0.42 to 1.85       0.99 to (0.45)
        2001              21,440    1.48 to 13.16      150,639      3.67       0.42 to 1.85        3.50 to 2.02
   Real Estate
      Securities
      Division:
        2004               5,230    2.03 to 22.99      115,811      2.28       0.42 to 1.85       34.44 to 32.05
        2003               4,200    1.51 to 17.41       71,203      3.69       0.42 to 1.85       38.33 to 36.37
        2002               2,762    1.09 to 12.77       34,861      4.15       0.42 to 1.85        7.27 to 5.75
        2001               1,056    1.02 to 12.07       12,775      4.80       0.42 to 1.85        4.80 to 6.72
   SmallCap Division:
      2004                 5,891    1.10 to 11.11       66,830      -          0.42 to 1.85       19.57 to 17.57
      2003                 5,224    0.92 to 9.45        50,283      0.10       0.42 to 1.85       36.29 to 34.32
      2002                 3,608    0.68 to 7.03        25,858      0.09       0.42 to 1.85     (27.63) to (28.66)
      2001                 2,990    0.93 to 9.86        29,827      -          0.42 to 1.85       (16.80) to 0.61

                                   Unit Fair Value                               Expenses        Total Return (3)
                                  Corresponding to              Investment       Ratio (2)       Corresponding to
                          Units   Lowest to Highest Net Assets    Income         Lowest to       Lowest to Highest
         Division        (000's)    Expense Ratio     (000s)     Ratio (1)        Highest          Expense Ratio
   ------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------

   SmallCap Growth
      Division:
        2004              5,065   $0.69 to $9.26      $46,544       -        0.42% to 1.85%      11.29% to 9.20%
        2003              4,956    0.62 to 8.48        41,566       -         0.42 to 1.85        45.04 to 42.98
        2002              4,236    0.43 to 5.93        25,168       -         0.42 to 1.85      (44.13) to (46.85)
        2001              4,093    9.88 to 11.15       45,886       -         0.85 to 1.85      (32.57) to (33.27)
   SmallCap Value
      Division:
        2004              3,973    1.61 to 20.63       78,298       0.17      0.42 to 1.85        22.90 to 20.86
        2003              3,375    1.31 to 17.07       56,509       0.44      0.42 to 1.85        49.98 to 47.85
        2002              2,672    0.88 to 11.55       30,766       0.66      0.42 to 1.85      (9.25) to (10.54)
        2001              1,455    0.96 to 12.91       18,725       0.99      0.42 to 1.85        (9.60) to 4.28
   Templeton Growth
      Securities Class
      2 Division:
        2004                127        14.55            1,852      1.11            0.85               15.11
        2003                 94        12.64            1,193      1.48            0.85               31.02
        2002                 85        9.65               824      2.44           0.85               (19.18)
        2001                 57        11.94              685      1.88           0.85                (1.31)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
   (2)These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  (4) Commencement of operations, May 17, 2003. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.
   (5) Commencement of operations, May 18, 2002. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.
   (6) Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2001.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                             2004 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

Balanced Division                          8.06% to 9.88%
Bond Division                               1.59 to 7.03
Capital Value Division                     10.29 to 12.12
Money Market Division                        (1.00) to -
Small Cap Division                         17.57 to 39.04

                                                         2003 Total
Division                                                Return Range
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

American Century VP Income & Growth Class I Division      26.98% to 28.26%
Government Securities Division                            (0.69) to 1.41
LargeCap Growth Equity Division                           17.63 to 22.63

                                             2002 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

LargeCap Growth Equity Division         (31.57)% to (30.46)%
MidCap Growth Division                   (39.86) to (26.89)


                                             2001 Total
Division                                    Return Range
-----------------------------------------------------------------
-----------------------------------------------------------------

Balanced Division                        (8.67)% to (7.26)%
Growth Division                          (26.89) to (25.91)
LargeCap Stock Index Division            (14.40) to (12.85)
Real Estate Securities Division             4.80 to 7.38
SmallCap Division                          (16.80) to 1.67
SmallCap Value Division                    (9.60) to 4.95






             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for discontinued operations, goodwill and other intangible assets effective January 1, 2002, variable interest entities effective July 1, 2003, and certain fixed and variable contract features effective January 1, 2004.

                                                /s/ Ernest & Young

Des Moines, Iowa
February 16, 2005, except for the
second paragraph of Note 16,
as to which the date is March 3, 2005

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                     2004              2003
                                                                              --------------------------------------
                                                                                          (in millions)
Assets
Fixed maturities, available-for-sale.......................................      $   39,111.1       $   35,964.0
Fixed maturities, trading..................................................              93.0              102.9
Equity securities, available-for-sale......................................             723.8              655.9
Mortgage loans.............................................................          11,328.7           10,918.6
Real estate................................................................           1,021.2            1,186.4
Policy loans...............................................................             814.5              804.1
Other investments..........................................................           1,292.2            1,192.1
                                                                              --------------------------------------
   Total investments.......................................................          54,384.5           50,824.0

Cash and cash equivalents..................................................             385.3              901.0
Accrued investment income..................................................             670.5              643.3
Premiums due and other receivables.........................................             605.1              526.4
Deferred policy acquisition costs..........................................           1,770.9            1,519.6
Property and equipment.....................................................             418.4              433.4
Goodwill...................................................................             161.3              122.9
Other intangibles..........................................................              80.4               19.3
Separate account assets....................................................          50,722.4           42,775.5
Assets of discontinued operations..........................................               -              5,382.9
Other assets...............................................................             680.4              604.4
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total assets............................................................      $  109,879.2       $  103,752.7
                                                                              ======================================
                                                                              ======================================

Liabilities
Contractholder funds.......................................................      $   32,174.8       $   28,890.6
Future policy benefits and claims..........................................          14,284.8           14,025.4
Other policyholder funds...................................................             731.1              706.2
Short-term debt............................................................             697.6              477.1
Long-term debt.............................................................             347.8              581.5
Income taxes currently payable.............................................             285.7              100.3
Deferred income taxes......................................................           1,040.8            1,094.6
Separate account liabilities...............................................          50,722.4           42,775.5
Liabilities of discontinued operations.....................................               -              4,828.0
Other liabilities..........................................................           2,937.9            3,407.5
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities.......................................................         103,222.9           96,886.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.).......................................                2.5                2.5
Additional paid-in capital.................................................           5,112.7            5,052.1
Retained earnings..........................................................             238.3              594.6
Accumulated other comprehensive income.....................................           1,302.8            1,216.8
                                                                              --------------------------------------
   Total stockholder's equity..............................................           6,656.3            6,866.0
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities and stockholder's equity..............................      $  109,879.2       $  103,752.7
                                                                              ======================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............       $ 3,468.9          $ 3,439.0          $ 3,720.0
Fees and other revenues.........................         1,260.0            1,031.9              835.1
Net investment income...........................         3,030.0            3,071.2            3,018.7
Net realized/unrealized capital losses..........          (109.7)             (90.4)            (395.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         7,649.2            7,451.7            7,178.6

Expenses
Benefits, claims, and settlement expenses.......         4,602.2            4,592.2            4,958.9
Dividends to policyholders......................           296.7              307.9              316.6
Operating expenses..............................         1,856.8            1,730.5            1,535.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         6,755.7            6,630.6            6,811.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income from continuing operations before income
   taxes........................................           893.5              821.1              367.3

Income taxes (benefits).........................           226.3              181.9              (69.3)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income from continuing operations, net of                  667.2              639.2              436.6
   related income taxes (benefits)..............

Income from discontinued operations, net of
   related income taxes.........................           103.0               23.5              120.1
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting
   changes......................................           770.2              662.7              556.7

Cumulative effect of accounting changes, net
   of related income taxes......................            (2.4)              (3.4)              (4.6)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................      $    767.8          $   659.3          $   552.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                   Accumulated
                                          Additional  Retained        other                      Total
                               Common      paid-in     earnings   comprehensive   Treasury   stockholder's
                                stock      capital    (deficit)      income         stock       equity
                              -----------------------------------------------------------------------------
                                  (in millions)

Balances at January 1, 2002...   $2.5      $5,004.6     $ (26.6)     $  368.4      $   (6.7)    $5,342.2
 Principal Financial Group,
   Inc. shares sold by rabbi
   trusts....................     -             1.3         -             -             6.7          8.0
 Stock-based compensation....     -             9.1         -             -             -            9.1
Dividends to parent...........    -             -        (590.2)          -             -         (590.2)
Comprehensive income:
   Net income................     -             -         552.1           -             -          552.1
   Net unrealized gains......     -             -           -           640.8           -          640.8
   Provision for deferred
     income taxes............     -             -           -          (226.1)          -         (226.1)
   Foreign currency
     translation adjustment..     -             -           -             2.0           -            2.0
                                                                                             --------------
Comprehensive income..........                                                                     968.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2002.    2.5       5,015.0       (64.7)        785.1           -        5,737.9
Capital contribution..........    -            15.0         -             -             -           15.0
Stock-based compensation......    -            22.1         -             -             -           22.1
Comprehensive income:
   Net income................     -             -         659.3           -             -          659.3
   Net unrealized gains......     -             -           -           646.6           -          646.6
   Provision for
     deferred income
     taxes...............         -             -           -          (221.4)          -         (221.4)
   Foreign currency
     translation adjustment..     -             -           -            (0.1)          -           (0.1)
   Minimum pension liability,
     net of related income
     taxes....................    -             -           -            (2.5)          -           (2.5)
   Cumulative effect of
     accounting change, net
     of related income taxes..    -             -           -             9.1           -            9.1
                                                                                             --------------
Comprehensive income..........                                                                   1,091.0
                              -----------------------------------------------------------------------------
Balances at December 31, 2003.    2.5       5,052.1       594.6       1,216.8           -        6,866.0
Capital transactions of
   equity method investee,
   net of related income taxes    -            20.4         -             -             -           20.4
Stock-based compensation, and
   additional related tax
   benefits...................    -            40.8         -             -             -           40.8
Dividends to parent...........    -            (0.6)   (1,124.1)          -             -       (1,124.7)
Comprehensive income:
   Net income................     -             -         767.8           -             -          767.8
   Net unrealized gains......     -             -           -           137.2           -          137.2
   Provision for
     deferred income
     taxes...............         -             -           -           (47.8)          -          (47.8)
   Foreign currency
     translation adjustment..     -             -           -            (0.6)          -           (0.6)
   Minimum pension
     liability, net of
     related income taxes....     -             -           -            (2.8)          -           (2.8)
                                                                                             --------------
Comprehensive income..........                                                                     853.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2004.   $2.5      $5,112.7     $ 238.3      $1,302.8      $    -       $6,656.3
                              =============================================================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    767.8        $    659.3      $     552.1
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Loss (income) from discontinued operations, net
       of related income taxes........................        (103.0)            (23.5)          (120.1)
     Cumulative effect of accounting changes,
       net of related income taxes....................           2.4               3.4              4.6
     Amortization of deferred policy acquisition costs         207.7             144.0            141.1
     Additions to deferred policy acquisition costs...        (457.8)           (337.4)          (314.8)
     Accrued investment income........................         (27.3)             (1.5)           (42.9)
     Premiums due and other receivables...............         (21.4)            (39.4)            31.8
     Contractholder and policyholder liabilities
       and dividends..................................       1,645.3           1,569.1          1,979.9
     Current and deferred income taxes................          33.8              68.3            283.8
     Net realized/unrealized capital losses...........         109.7              90.4            395.2
     Depreciation and amortization expense............          98.4              91.3             90.6
     Mortgage loans held for sale, acquired or
       originated.....................................      (1,045.7)           (876.9)          (953.0)
     Mortgage loans held for sale, sold or repaid,
       net of gain....................................         845.1           1,022.5          1,019.7
     Real estate acquired through operating activities         (45.8)            (32.5)           (25.5)
     Real estate sold through operating activities....          84.7              46.0             48.2
     Stock-based compensation.........................          39.4              20.3              9.1
     Other............................................        (524.3)             72.1             49.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................         841.2           1,816.2          2,596.9
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       1,609.0           2,475.5          3,149.0

Investing activities Available-for-sale securities:
   Purchases.........................................       (9,126.9)        (10,338.7)       (15,001.2)
   Sales.............................................        1,759.8           2,732.4          8,113.0
   Maturities........................................        4,082.0           4,634.7          3,629.2
Net cash flows from trading securities................           6.3               -              (82.4)
Mortgage loans acquired or originated.................      (2,052.3)         (1,965.2)        (1,279.3)
Mortgage loans sold or repaid.........................       1,820.7           1,286.4          1,320.7
Real estate acquired..................................        (327.9)           (232.3)          (239.9)
Real estate sold......................................         345.4              60.8            181.8
Net purchases of property and equipment...............         (42.3)            (24.2)           (56.1)
Net proceeds from sales of subsidiaries...............         674.6              29.4              1.4
Purchases of interest in subsidiaries, net
   of            cash acquired........................         (87.2)            (55.8)            (6.5)
Net change in other investments.......................         154.6             263.5            493.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities................. $    (2,793.2)       $ (3,609.0)     $  (2,925.6)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................  $         -        $       (0.1)   $         -
Sales of treasury stock..............................            -                 -                8.0
Proceeds from financing element derivatives..........          110.6             118.0              -
Payments for financing element derivatives...........          (84.6)           (107.3)             -
Dividends to parent..................................       (1,124.7)              -             (590.2)
Issuance of long-term debt...........................           12.1               6.1             64.1
Principal repayments of long-term debt...............         (246.6)            (85.5)          (103.0)
Net proceeds (repayments) of short-term
   borrowings........................................          220.5            (192.1)           111.2
Investment contract deposits.........................        6,995.8           9,722.0          7,117.0
Investment contract withdrawals......................       (5,209.6)         (8,666.2)        (7,225.7)
Net increase (decrease) in banking operation deposits           (5.0)            372.7            184.4
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by (used in) financing activities..          668.5           1,167.6           (434.2)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................         (515.7)             34.1           (210.8)

Cash and cash equivalents at beginning of year.......          901.0             866.9          1,077.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $   385.3         $   901.0        $   866.9
                                                       ================= ================ =================
                                                       ================= ================ =================

See accompanying notes.

                       Principal Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1.  Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of a corporate restructuring in 1998. See Note 10 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

On December 16, 2004, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 123 (revised
2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure-an Amendment of FASB Statement No. 123 and amends FASB Statement No. 95, Statement of Cash Flows. SFAS 123R is effective for public companies at the beginning of the first interim or annual period beginning after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective July 1, 2005. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. We applied the prospective method of transition as prescribed by SFAS 123.

SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued in December 2004. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provides the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 includes certain exceptions to that principle. SFAS 153 amends APB 29 to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. SFAS 153 is effective for nonmonetary exchanges occurring on or after July 1, 2005. We plan to adopt SFAS 153 on July 1, 2005, and will subsequently recognize gains, resulting from real estate exchanges that meet the commercial substance criteria, as they occur.

On March 9, 2004, the U.S. Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") 105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. This EITF was originally effective for the period beginning July 1, 2004. However, on September 30, 2004, the FASB issued a Staff Position delaying the accounting and measurement provisions of EITF 03-1 until additional clarifying guidance can be issued. Due to the uncertainties that still exist with this guidance, we are unable to estimate the impact EITF 03-1 will have to our consolidated financial statements.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets.

The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                  Accumulated
                                                                     other
                                                                  comprehensive
                                                     Net loss        income
                                                 -------------- ----------------
                                              (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated..............       $(6.1)           $14.1
   Income tax impact.............................         2.7             (5.0)
                                                 -------------- ----------------
                                                 -------------- ----------------
   Total.........................................       $(3.4)          $  9.1
                                                 ============== ================

See Note 6 for the disclosures relating to VIEs.

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in APB 30). We adopted SFAS 144 on January 1, 2002, which did not have a significant impact on our consolidated financial statements as of the adoption date. See Note 4 for transactions reported as discontinued operations.

In June 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step, fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any. Additionally, we were required to perform an impairment test on our indefinite-lived intangible assets, which consisted of a comparison of the fair value of an intangible asset with its carrying amount.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million, net of income taxes, related to our Life and Health Insurance operations. This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/ unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed andstructured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO and applicable income taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $478.6 million and $278.1 million at December 31, 2004 and 2003, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities, which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

Derivatives

Derivatives are recognized as either assets or liabilities in the consolidated statements of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b) a hedge of the exposure to variable cash flows of a forecasted transaction;

(c) a hedge of the foreign currency exposure of an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the exposure to changes in fair value of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows of the foreign currency exposure of a foreign-currency-denominated unrecognized firm commitment or forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

Regression analysis is used for both retrospective and prospective hedge effectiveness testing for the fair value portfolio hedging strategy engaged in by our general account and our commercial mortgage banking operation.

Prior to October 1, 2004, minimum variance and dollar offset techniques were used in the effectiveness testing for our general account portfolio hedges.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in net income in the period of change.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 28%, 33% and 34% of our life insurance in force and 67%, 70% and 72% of the number of life insurance policies in force at December 31, 2004, 2003 and 2002, respectively. Participating business represented approximately 77%, 80% and 80% of life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of DPAC on investment contracts pertaining to individual and group annuities which have separate account investment options. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2004, 2003 and 2002, respectively, we had reinsured $20.1 billion, $19.4 billion and $17.8 billion of life insurance in force, representing 15%, 15% and 14% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                              2004         2003        2002
                                             -----------------------------------
                                                       (in millions)
Premiums and other considerations:
   Direct....................................$3,693.1     $3,609.1    $3,916.3
   Assumed...................................    67.0        118.8       130.6
   Ceded.....................................  (291.2)      (288.9)     (326.9)
                                             -----------------------------------
                                             -----------------------------------
Net premiums and other considerations........$3,468.9     $3,439.0    $3,720.0
                                             ===================================

Benefits, claims and settlement expenses:
   Direct....................................$4,740.9     $4,697.8    $5,074.7
   Assumed...................................    83.2        129.3       135.5
   Ceded.....................................  (221.9)      (234.9)     (251.3)
                                             -----------------------------------
Net benefits, claims and settlement expenses.$4,602.2     $4,592.2    $4,958.9
                                             ===================================

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2004 and 2003, the separate accounts include a separate account valued at $782.8 million and $833.9 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. These shares are included in both Principal Financial Group, Inc.'s basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

Our ultimate parent, Principal Financial Group, Inc. files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized. Goodwill and indefinite-lived intangible assets not subject to amortization are tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the Recent Accounting Pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 5 to 30 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 21) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2002 through 2004 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                      For the year ended December 31,
                                                              --------------------------------------------
                                                              --------------------------------------------
                                                                   2004          2003           2002
                                                              ----------------------------- --------------
                                                                             (in millions)

  Net income, as reported....................................      $767.8         $659.3      $  552.1
  Add:  Stock-based compensation expense
     included in reported net income, net of related tax
    effects..................................................        26.7           18.2           9.7
  Deduct:  Total stock-based compensation expense
     determined under fair value based method for all awards,
     net of related tax effects..............................        29.3           21.0          12.5
                                                              --------------------------------------------
                                                              --------------------------------------------
  Pro forma net income.......................................      $765.2         $656.5      $  549.3
                                                              ============================================

Reclassifications

Reclassifications have been made to the 2003 and 2002 consolidated financial statements to conform to the 2004 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2004, 2003 and 2002, we received $94.8 million, $94.0 million and $92.2 million, respectively, of expense reimbursements from affiliated entities.

Our direct parent, Principal Financial Services, Inc., and us are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion million, with such advance amounts paying interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $67.4 million and $225.7 million at December 31, 2004 and 2003, respectively, and earned interest of $8.5 million, $7.7 million and $8.5 million during 2004, 2003 and 2002, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Amortized intangible assets were as follows:

                                    December 31, 2004                        December 31, 2003
                         ----------------------------------------------------------------------------------
                         ----------------------------------------------------------------------------------
                            Gross     Accumulated        Net        Gross      Accumulated   Net carrying
                          carrying                    carrying    carrying
                           amount     amortization     amount      amount     amortization      amount
                         ----------------------------------------------------------------------------------
                                  (in millions)

Intangibles with finite
   useful lives.........      87.8           7.4          80.4        22.8           3.5           19.3
                         ==================================================================================

The amortization expense for intangible assets with finite useful lives was $4.2 million, $1.1 million and $0.3 million for 2004, 2003 and 2002, respectively. At December 31, 2004, the estimated amortization expense for the next five years is as follows (in millions):


Year ending December 31:
2005.................................   $3.2
2006.................................    3.2
2007.................................    3.2
2008.................................    3.2
2009.................................    3.2

The changes in the carrying amount of goodwill reported in our operating segments for 2003 and 2004 were as follows:

                                  U.S. Asset      Life and
                                 anagement and     Health
                                MAccumulation     Insurance    Consolidated
                                ---------------- ------------ ---------------
                                               (in millions)

 Balances at January 1, 2003....     $23.2           $44.1         $  67.3
 Goodwill from acquisitions.....      30.5            25.1            55.6
                                ---------------- ------------ ---------------
 Balances at December 31, 2003..      53.7            69.2           122.9
 Goodwill from acquisitions.....      38.1             0.3            38.4
                                ---------------- ------------ ---------------
 Balances at December 31, 2004..     $91.8           $69.5         $ 161.3
                                ================ ============ ===============

4.  Discontinued Operations

Principal Residential Mortgage, Inc.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately U.S. $620.0 million. Principal Residential Mortgage, Inc. is accounted for as a discontinued operation, under SFAS 144 and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations, cash flows and segment operating earnings for all periods presented. Corporate overhead allocated to Principal Residential Mortgage, Inc. does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for the stockholders of Principal Financial Group, Inc. as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                   December 31,
                                       -------------------------------------
                                             2004               2003
                                       ------------------ ------------------
                                                   (in millions)
       Assets
       Mortgage loans.................. $      -                $  2,256.5
       Mortgage loan servicing rights..        -                   1,951.9
       Cash and cash equivalents.......        -                     674.6
       All other assets................        -                     675.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total assets................. $      -                $  5,558.8
                                        ================== ==================

       Liabilities
       Short-term debt................. $      -                $  1,450.9
       Long-term debt..................        -                   1,393.0
       All other liabilities...........        -                   2,242.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total liabilities............ $      -                $  5,086.7
                                        ================== ==================

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ----------------- -- ---------------- -- ---------------
                                                           2004                2003                2002
                                                     -----------------    ----------------    ---------------
                                                                          (in millions)

Total revenues....................................         $446.9             $ 1,343.8        $ 1,073.9
                                                     =================    ================    ===============

Loss from continuing operations, net of
   related income taxes (represents corporate
   overhead).....................................         $ (10.3)            $   (18.1)       $   (16.7)
Income from discontinued
   operations:
    Income before income taxes....................           22.4                  19.6            192.7
    Income taxes..................................         8.7                      7.3             82.8
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
    Income from discontinued                               13.7                    12.3            109.9
       operations (1).............................
   Income on disposal of discontinued
     operations, net of related income taxes......           92.8                   -                -
Cumulative effect of accounting change, net of
   related income taxes...........................            -                   (10.0)            -
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
Net income (loss).................................          $96.2             $   (15.8)       $    93.2
                                                     =================    ================    ===============

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.


Our U.S. Asset Management and Accumulation segment held $804.8 million of residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004, 2003 and 2002 were $(5.6) million, $28.6 million and $30.5 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, 2003 and 2002 were $(3.5) million, $11.2 million and $10.2 million, respectively.

5.  Other Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

6.  Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2004 and 2003, our consolidated statements of financial position include $369.8 million and $351.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities. The obligation to deliver the underlying securities to the residual certificate holders of $138.1million and $103.9 million as of December 31, 2004 and 2003, respectively, is classified as another liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, a private investment trust and two real estate joint ventures. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of and for the years ended December 31, 2004 and 2003. For the majority of these entities, the creditors have no recourse to the assets of our company.

The carrying amount and classification of consolidated assets that are collateral for the VIEs' obligations are as follows:

                                                          December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2004               2003
                                              ------------------- --------------
                                                          (in millions)

Fixed maturity securities, available-for-sale     $    56.9              $ 55.3
Equity securities, available-for-sale........          16.9                15.5
Real estate..................................          62.3                53.9
Cash and other assets........................          55.2                 0.3
                                              ------------------- --------------
                                              ------------------- --------------
     Total assets pledged as collateral......     $   191.3              $125.0
                                              =================== ==============
                                              =================== ==============

Long-term debt...............................     $    72.1              $ 65.0
                                              =================== ==============

As of December 31, 2004, $191.3 million of assets are pledged as collateral for the VIE entities' other obligations and long-term debt of $183.1 million, of which $111.0 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

As of December 31, 2003, $125.0 million of assets are pledged as collateral for the VIE entities' long-term debt of $121.8 million, of which $56.8 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $203.1 million and $180.8 million as of December 31, 2004 and 2003, respectively.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $68.9 million and $56.2 million as of December 31, 2004 and 2003, respectively.

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2004 and 2003, are summarized as follows:

                                             Cost             Gross            Gross         Fair value
                                                           unrealized       unrealized
                                                              gains           losses
                                        ---------------- ---------------- ---------------- ----------------
                                                                  (in millions)
 December 31, 2004 Fixed maturities, available-for-sale:
   U.S. government and agencies.......     $    260.3        $     5.9         $   0.6       $     265.6
   Non-U.S. governments...............          428.4             61.9             -               490.3
   States and political subdivisions..          894.2             53.5             0.7             947.0
   Corporate - public.................       18,257.8          1,331.4            28.6          19,560.6
   Corporate - private................        9,934.7            649.4            35.2          10,548.9
   Mortgage-backed and other
     asset-backed securities..........        6,951.4            370.8            23.5           7,298.7
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,                   $ 36,726.8        $ 2,472.9         $  88.6       $  39,111.1
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
 Total equity securities,                  $    710.5        $    14.9         $   1.6       $     723.8
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

 December 31, 2003 Fixed maturities,
 available-for-sale:
   U.S. government and agencies.......     $    589.7        $    12.5         $   0.9       $     601.3
   Non-U.S. governments...............          357.4             64.1             -               421.5
   States and political subdivisions..          497.7             40.4             2.2             535.9
   Corporate - public.................       16,702.8          1,349.9            29.9          18,022.8
   Corporate - private................        9,143.9            607.8            96.4           9,655.3
   Mortgage-backed and other
     asset-backed securities..........        6,406.5            342.8            22.1           6,727.2
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,
   available-for-sale.................     $ 33,698.0        $ 2,417.5         $ 151.5       $  35,964.0
                                        ================ ================ ================ ================
 Total equity securities,
   available-for-sale.................     $    640.1        $    19.0         $   3.2       $     655.9
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2004, by expected maturity, were as follows:

                                                          Cost      Fair value
                                                   -----------------------------
                                                           (in millions)

 Due in one year or less...........................    $  2,209.8   $  2,249.2
 Due after one year through five years.............       8,252.6      8,589.0
 Due after five years through ten years............       9,626.5     10,367.8
 Due after ten years...............................       9,686.5     10,606.4
                                                   -----------------------------
                                                   -----------------------------
                                                         29,775.4     31,812.4
 Mortgage-backed and other asset-backed securities.       6,951.4      7,298.7
                                                   -----------------------------
                                                   -----------------------------
 Total.............................................     $36,726.8    $39,111.1
                                                   =============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Fixed maturities, available-for-sale............        $2,183.6           $2,151.3           $2,108.9
 Fixed maturities, trading.......................             9.4               10.1                5.2
 Equity securities, available-for-sale...........            46.9               45.4               27.4
 Mortgage loans..................................           730.6              765.9              754.1
 Real estate.....................................            69.2               80.9               78.6
 Policy loans....................................            51.1               54.5               57.6
 Cash and cash equivalents.......................            20.6               14.7               20.8
 Derivatives.....................................            16.9               12.7              (15.3)
 Other...........................................            25.3               44.2               73.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Total...........................................         3,153.6            3,179.7            3,110.9

 Less investment expenses........................          (123.6)            (108.5)             (92.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net investment income...........................        $3,030.0           $3,071.2           $3,018.7
                                                   ================== ================== ==================

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
 Fixed maturities, available-for-sale:
   Gross gains...................................        $  48.6            $  69.8          $  141.1
   Gross losses..................................          (90.4)            (289.2)           (535.7)
 Fixed maturities, trading:
   Gross gains...................................            1.5                3.5               4.0
   Gross losses..................................           (2.6)              (0.3)             (0.1)
 Equity securities, available-for-sale:
   Gross gains...................................           12.1                7.0               2.6
   Gross losses..................................          (10.4)               5.2             (32.5)
 Mortgage loans..................................          (12.1)              (2.1)            (10.3)
 Derivatives.....................................         (116.9)             110.3             (73.3)
 Other...........................................           60.5                5.4             109.0
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net realized/unrealized capital losses..........        $(109.7)           $ (90.4)         $ (395.2)
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $1.7 billion, $2.6 billion and $7.9 billion in 2004, 2003 and 2002, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.5 billion, $0.1 billion and $4.3 billion in 2004, 2003 and 2002, respectively. Gross gains of $0.1 million, $0.4 million and $88.2 million and gross losses of zero, $0.9 million and $11.6 million in 2004, 2003 and 2002, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $52.9 million, $157.2 million and $357.0 million in 2004, 2003, and 2002, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2004 and 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                December 31, 2004
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $      64.1    $    0.6      $    -         $    -   $    64.1        $   0.6
   States and political
     subdivisions...........          54.2         0.3          21.5            0.4      75.7            0.7
   Corporate - public.......       1,898.5        19.5         181.8            9.1   2,080.3           28.6
   Corporate - private......       1,426.3        17.6         335.8           17.6   1,762.1           35.2
   Mortgage-backed and
     other asset-backed
     securities.............       1,470.7        18.8         102.6            4.7   1,573.3           23.5
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   4,913.8    $   56.8      $  641.7                                 $  88.6
   available-for-sale.......                                               $   31.8 $ 5,555.5
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      62.0    $    0.7      $  249.7                                 $   1.6
   available-for-sale.......                                               $    0.9 $   311.7
                             ========================== ============ ========================= ==============

As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Of these amounts, our General Account portfolio represented $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our General Account portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98% (carrying value/amortized cost).

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-Public and Corporate-Private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+. Included in the mortgage-backed and other asset-backed securities sector is one previously impaired security with a carrying value of $2.0 million and a current unrealized loss of $0.9 million.

                                December 31, 2003
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      77.7    $    0.3      $  241.7                                 $   3.2
   available-for-sale.......                                               $    2.9 $   319.4
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.3 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholders' equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                   December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2004              2003
                                                                         ---------------- -----------------
                                                                                   (in millions)

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $ 2,392.8         $2,325.3
 Net unrealized gains on equity securities, available-for-sale.........          13.4             13.1
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (242.9)          (274.4)
   Sales inducements...................................................           0.5              -
   Unearned revenue reserves...........................................          11.5             15.3
 Net unrealized losses on derivative instruments.......................          (2.0)           (90.9)
 Net unrealized losses on policyholder dividend obligation.............        (118.5)           (99.0)
 Net unrealized losses on equity method subsidiaries and minority
     interest adjustments..............................................         (36.6)            (8.4)
 Provision for deferred income taxes...................................        (702.3)          (654.5)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,315.9         $1,226.5
                                                                         ================ =================

(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2004 and 2003, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                                     2004                              2003
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent        Carrying amount    Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
                                                              (dollars in millions)
 Geographic distribution
 New England..........................    $   426.8            4.2%         $   398.9            4.1%
 Middle Atlantic......................      1,916.8           18.7            1,686.8           17.5
 East North Central...................        913.0            8.9              945.7            9.8
 West North Central...................        419.8            4.1              336.4            3.5
 South Atlantic.......................      2,419.8           23.7            2,285.2           23.7
 East South Central...................        341.3            3.3              312.1            3.2
 West South Central...................        726.9            7.1              662.1            6.9
 Mountain.............................        819.7            8.0              702.0            7.3
 Pacific..............................      2,283.0           22.4            2,350.8           24.5
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------

 Property type distribution
 Office...............................    $ 3,383.5           33.1%         $ 3,545.2           36.8%
 Retail...............................      2,984.7           29.1            2,706.4           28.1
 Industrial...........................      2,826.4           27.6            2,708.8           28.1
 Apartments...........................        885.4            8.7              545.9            5.7
 Hotel................................         48.0            0.5               52.8            0.5
 Mixed use/other......................        139.1            1.4              120.9            1.3
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================

Commercial Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be impaired are directly charged against the asset or charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows:

                                December 31,
                         ---------------------------------
                         ---------------------------------
                              2004            2003
                         -------------  ------------------
                                (in millions)

 Impaired loans..........   $105.4              $135.1
 Allowance for losses....     (6.5)              (12.5)
                         -------------  ------------------
                         -------------  ------------------
 Net impaired loans......   $ 98.9              $122.6
                         =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                     For the year ended December 31,
                                              ---------------------------------------------------
                                               2004               2003               2002
                                              ------------- ------------------ ------------------
                                                              (in millions)

 Average recorded investment in
   impaired loans......................        $105.2              $81.6              $69.5
 Interest income recognized on impaired loans.    7.0               12.0                7.1

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition.

A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Balance at beginning of year....................        $ 49.6              $83.6              $89.0
 Provision for losses............................          14.4                1.3               33.5
 Releases due to write-downs,
   sales and foreclosures........................         (21.6)             (35.3)             (38.9)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Balance at end of year..........................        $ 42.4              $49.6              $83.6
                                                   ================== ================== ==================

Real Estate

Depreciation expense on invested real estate was $36.9 million, $28.6 million and $25.5 million in 2004, 2003 and 2002, respectively. Accumulated depreciation was $202.8 million and $199.6 million as of December 31, 2004 and 2003, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $3,865.5 million and $3,192.9 million at December 31, 2004 and 2003, respectively. Total revenues of the unconsolidated entities were $700.4 million, $784.7 million and $601.9 million in 2004, 2003 and 2002, respectively. During 2004, 2003 and 2002, we included $30.5 million, $41.6 million and $36.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2004 and 2003, our net investment in unconsolidated entities was $95.2 million and $37.3 million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase mortgage loans aggregating $1,268.9 million and $1,012.0 million at December 31, 2004 and 2003, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

8.  Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities-A Replacement of FASB Statement 125, they are not required to be consolidated under the provisions of FIN 46R. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2004, 2003, and 2002,we recognized gains of $14.4 million, $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 4% and 10% during 2004, 5% and 12% during 2003, and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13% and 31% during 2004, 14% and 33% during 2003, and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2004 and 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $304.3 million and $255.4 million, respectively. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2004 and 2003, as a result of these assumptions were not significant.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions:

                                                          For the year ended December 31,
                                        --------------------------------------------------------------------
                                        --------------------------------------------------------------------
                                                  2004                   2003                   2002
                                        ---------------------- ---------------------- ----------------------
                                                                   (in millions)

 Proceeds from new securitizations.....           $871.1                 $998.0               $1,067.6
 Servicing fees received...............              1.1                    0.9                    0.7
 Other cash flows received on
   retained interests................               31.1                   30.7                   26.8

9.  Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $943.8 million and $811.0 million at December 31, 2004 and 2003, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $547.3 million and $476.5 million at December 31, 2004 and 2003, respectively.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                           December 31,
                                                    ----------------------------
                                                    ----------------------------
                                                         2004           2003
                                                    ------------- --------------
                                                           (in millions)
 Notional amounts of derivative instruments
 Interest rate swaps................................ $7,481.9         $5,024.9
 Foreign currency swaps.............................  3,013.4          2,823.4
 Credit default swaps...............................    988.3            863.3
 Interest rate lock commitments.....................    634.3              -
 Mortgage-backed forwards and options...............    586.8            522.1
 Bond forwards......................................    508.0            467.2
 Embedded derivative financial instruments..........    499.1            455.9
 Swaptions..........................................    429.0            315.0
 Currency forwards..................................    356.4            135.8
 Call options.......................................     73.0             30.0
 Bond options.......................................     38.5             17.5
 Futures............................................      -               27.8
                                                    ------------- ------------
 Total notional amounts at end of year.............. 14,608.7         10,682.9
                                                    ============= ============
                                                    ============= ============

 Net credit exposure of derivative instruments
 Foreign currency swaps.............................   $803.4        $   637.1
 Bond forwards......................................     66.8             52.2
 Interest rate swaps................................     41.5             68.9
 Credit default swaps...............................     19.3             45.9
 Call options.......................................     10.5              6.6
 Currency forwards..................................      1.6              0.3
 Bond options.......................................      0.7              -
                                                    ------------- ------------
                                                    ------------- ------------
Total credit exposure at end of year................    943.8            811.0
                                                    ============= ============

The net interest effect of interest rate, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

The fair value of our derivative instruments related to investment hedges and classified as other invested assets at December 31, 2004 and 2003, was $864.2 million and $736.4 million, respectively. The fair value of derivative instruments classified as liabilities at December 31, 2004 and 2003, was $195.9 million and $124.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pre-tax net loss of $(28.7) million, $(9.5) million and $(20.4) million in 2004, 2003 and 2002, respectively, relating to the ineffective portion of our fair value investment hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

At December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These firm commitments are scheduled to fund in first quarter 2005.

In 2004, 2003 and 2002, we recognized a $57.8 million, $49.6 million and $(74.5) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $5.2 million and $54.6 million net losses from accumulated comprehensive income into earnings during 2004 and 2003, respectively, and we expect to reclassify $21.3 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in net income due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements and swaps to reduce the exposure to future currency volatility in certain short-term foreign cash equivalents and available-for-sale securities.

We also have interest rate lock commitments that are done as part of our commercial mortgage loan securitization operation. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, gains (losses) of $(58.6) million, $68.5 million and $13.2 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pre-tax loss realized on the termination of the interest rate swap was $17.3 million.

10.  Closed Block

In connection with the 1998 mutual insurance holding company ("MIHC") formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A PDO is required to be established for earnings in the Closed Block that are not available to our stockholder. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2004 and 2003, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a PDO of $118.5 million and $99.0 million as of December 31, 2004 and 2003, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                 December 31,
                                                       -------------------------
                                                       -------------------------
                                                        2004             2003
                                                       -------------------------
                                                                (in millions)
 Closed Block liabilities
 Future policy benefits and claims...................   $5,409.0        $5,401.7
 Other policyholder funds............................       28.8            30.7
 Policyholder dividends payable......................      364.3           371.3
 Policyholder dividend obligation....................      118.5            99.0
 Other liabilities...................................       42.6            42.9
                                                       -------------------------
                                                       -------------------------
   Total Closed Block liabilities....................    5,963.2         5,945.6

Assets designated to the Closed Block
Fixed maturities, available-for-sale.................    3,057.5         2,864.1
Equity securities, available-for-sale................       74.9            80.7
Mortgage loans.......................................      754.5           849.9
Real estate..........................................        1.7             1.9
Policy loans.........................................      751.2           757.8
Other investments....................................       19.9            26.8
                                                       -------------------------
                                                       -------------------------
   Total investments.................................    4,659.7         4,581.2

 Cash and cash equivalents (deficit).................        0.4            (6.0
 Accrued investment income...........................       72.9            74.1
 Deferred income tax asset...........................       78.9            70.1
 Premiums due and other receivables..................       22.8            28.1
 Other assets........................................       18.8            22.3
                                                       -------------------------
                                                       -------------------------
   Total assets designated to the Closed Block.......    4,853.5         4,769.8
                                                       -------------------------
                                                       -------------------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block....................    1,109.7         1,175.8

 Amounts included in other comprehensive income......       63.0            74.6
                                                       -------------------------
                                                       -------------------------

 Maximum future earnings to be recognized from Closed
   Block assets and liabilities......................   $1,172.7        $1,250.4
                                                       =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)
 Revenues
 Premiums and other considerations.........        $  648.7             $ 684.3              $ 710.0
 Net investment income.....................           301.6               306.6                309.9
 Net realized/unrealized capital losses....            (4.1)               (6.6)               (40.8)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
   Total revenues..........................           946.2               984.3                979.1

 Expenses
 Benefits, claims and settlement
   expenses................................           515.1               557.4                583.3
 Dividends to policyholders................           289.1               298.6                305.2
 Operating expenses........................            11.6                 8.3                 12.3
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
    Total expenses.........................           815.8               864.3                900.8
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........           130.4               120.0                 78.3
 Income taxes..............................            42.6                39.5                 25.2
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block             87.8                80.5                 53.1
   expenses and income taxes...............
 Funding adjustment charges................           (10.1)              (31.9)                (3.5)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block         $   77.7             $  48.6              $  49.6
   expenses, income tax and funding
   adjustment charges......................
                                              ==================  ===================  ====================

The change in maximum future earnings of the Closed Block was as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)

 Beginning of year...........................        $1,250.4          $1,299.0                 $1,348.6
 End of year.................................         1,172.7           1,250.4                  1,299.0
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Change in maximum future earnings...........      $    (77.7)          $(48.6)                $   (49.6)
                                              ==================  ===================  ====================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

11.  Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2004, 2003 and 2002 were as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

Balance at beginning of year.....................       $1,519.6           $1,374.4           $1,322.3
Cost deferred during the year....................          457.8              337.4              314.8
Amortized to expense during the year.............         (207.7)            (144.0)            (141.1)
Effect of unrealized gains.......................           31.5              (48.2)            (121.6)
Other (1)........................................          (30.3)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Balance at end of year...........................       $1,770.9           $1,519.6           $1,374.4
                                                   ================== ================== ==================

(1) Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.

12.  Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                         December 31,
                                                  ------------------------------
                                                  ------------------------------
                                                    2004               2003
                                                  -------------- ---------------
                                                         (in millions)
 Liabilities for investment-type contracts:
   GICs                                            $12,803.3           $12,868.3
   Funding agreements.............................  11,266.3             9,336.2
   Other investment-type contracts................   1,528.3             1,563.4
                                                  -------------- ---------------
 Total liabilities for investment-type contracts..  25,597.9            23,767.9

 Liabilities for individual annuities.............   4,547.2             3,486.2
 Universal life and other reserves................   2,029.7             1,636.5
                                                  -------------- ---------------
 Total contractholder funds....................... $32,174.8           $28,890.6
                                                  ============== ===============

Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders and minimum notice requirements.

Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2004 and 2003, $3,867.0 million and $3,618.7 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity.

As of December 31, 2004 and 2003, $5,462.3 million and $5,613.4 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given the March 2004 establishment of the SEC-registered program described in the next paragraph.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in March, 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2004, $1,831.5 million of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                      For the year ended December 31,
                               ------------------------------------------------
                               ------------------------------------------------
                                2004               2003               2002
                               ------------- ------------------ ---------------
                                               (in millions)

 Balance at beginning of year..$  705.8           $  699.3           $  714.8

 Incurred:
   Current year................ 1,634.2            1,572.3            1,588.3
   Prior years.................    19.9              (24.7)               0.6
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total incurred................ 1,654.1            1,547.6            1,588.9

 Payments:
   Current year................ 1,381.6            1,304.6            1,333.2
   Prior years.................   247.6              236.5              271.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total payments................ 1,629.2            1,541.1            1,604.4

 Balance at end of year:
   Current year................   252.6              267.7              255.1
   Prior years.................   478.1              438.1              444.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total balance at end of year..$  730.7           $  705.8           $  699.3
                               ============= ================== ===============

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $19.9 million, $(24.7) million and $0.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2004, 2003 and 2002, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $28.3 million, $27.7 million and $23.0 million, and related reinsurance recoverables of $3.6 million, $2.5 million and $2.0 million in 2004, 2003 and 2002, respectively, which are not included in the rollforward above.

13.  Debt

Short-Term Debt

The components of short-term debt as of December 31, 2004 and 2003, were as follows:

                                                December 31,
                                      ------------------------------------
                                      ------------------------------------
                                           2004               2003
                                      ----------------- ------------------
                                                (in millions)
Other recourse short-term debt........  $     0.3           $     -
Nonrecourse short-term debt...........      150.3               276.0
Revolving line of credit with parent..      547.0               201.1
                                      ----------------- ------------------
                                      ----------------- ------------------
Total short-term debt.................     $697.6              $477.1
                                      ================= ==================

As of December 31, 2004, we had credit facilities with various financial institutions in an aggregate amount of $1.0 billion. As of December 31, 2004 and 2003, we had $697.6 million and $477.1 million of outstanding borrowings related to our credit facilities, with $176.2 million and $316.1 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

Our short-term debt consists of a payable to Principal Financial Services, Inc. of $547.0 million and $201.1 million as of December 31, 2004 and 2003, respectively. Interest paid on intercompany debt was $6.2 million and $1.5 million during 2004 and 2003, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2004 and 2003, were 2.9% and 2.0%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2004 and 2003, were as follows:

                                                   December 31,
                                          -----------------------------------
                                              2004               2003
                                          ---------------- ------------------
                                                   (in millions)

7.875% surplus notes payable, due 2024....$      -              $  199.0
8% surplus notes payable, due 2044........      99.2                99.2
Nonrecourse mortgages and notes payable...     213.2               211.9
Other mortgages and notes payable.........      35.4                71.4
                                          ---------------- ------------------
Total long-term debt......................  $  347.8              $ 581.5
                                          ================ ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.


On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $10.6 million for the year ended December 31, 2004, and $23.8 million for each of the years ended December 31, 2003 and 2002, respectively, was approved by the Commissioner, and charged to expense.

After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $125.0 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $298.7 million and $322.1 million as of December 31, 2004 and 2003, respectively.

At December 31, 2004, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2005                                                    $  36.5
2006                                                       32.0
2007                                                       98.1
2008                                                       76.0
2009                                                        0.4
Thereafter......................................          104.8
                                                 -------------------
                                                 -------------------
Total future maturities of the long-term debt...        $ 347.8
                                                 ===================

Cash paid for interest for 2004, 2003 and 2002, was $37.4 million, $45.6 million and $43.8 million, respectively. These amounts include interest paid on taxes during these years.

14.  Income Taxes

Our income tax expense (benefit) from continuing operations was as follows:

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ---------------------------------------
                                                           2004               2003               2002
                                                     ------------------ ------------------ ------------------
                                                                          (in millions)
Current income taxes (benefits):
   U.S. federal.....................................     $   289.6          $   120.3          $   (85.6)
   State and foreign................................          33.4               38.4               48.0
   Net realized/unrealized capital gains (losses)...           3.5             (121.7)             (78.2)
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total current income taxes (benefits)...............         326.5               37.0             (115.8)
Deferred income taxes (benefits)....................        (100.2)             144.9               46.5
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total income taxes (benefits).......................     $   226.3          $   181.9          $   (69.3)
                                                     ================== ================== ==================

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

 Statutory corporate tax rate....................          35%                35%                35%
 Dividends received deduction....................          (9)                (7)               (20)
 Interest exclusion from taxable income..........          (2)                (1)                (3)
 Federal tax settlement for prior years..........           -                 (3)               (31)
 Section 29 fuel tax credits...................            (2)                 -                  -
 Other...........................................           3                 (2)                 -
                                                   ------------------ ------------------ ------------------
 Effective tax rate..............................          25%                22%               (19)%
                                                   ================== ================== ==================

Significant components of our net deferred income taxes were as follows:

                                                                  December 31,
                                                         -----------------------------------
                                                         -----------------------------------
                                                             2004               2003
                                                         ---------------- ------------------
                                                                  (in millions)
Deferred income tax assets (liabilities):
   Insurance liabilities................................. $   390.9            $  426.7
   Other deferred tax assets.............................      88.9                86.0
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax assets...........................     479.8               512.7

   Deferred policy acquisition costs.....................    (555.2)             (494.4)
   Net unrealized gains on available-for-sale securities.    (702.3)             (654.5)
   Other deferred tax liabilities........................    (263.1)             (458.4)
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax liabilities......................     (1,520.6)           (1,607.3)
                                                         ---------------- ------------------
                                                         ---------------- ------------------

Total net deferred income tax liabilities................ $(1,040.8)           $(1,094.6)
                                                         ================ ==================

The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2000 and prior years. The Service continues to review our 2001 tax return and has also started to examine returns for 2002 and 2003. The Service's completion of the examination for 1999
- 2000 resulted in a notice of deficiency that was issued on December 29, 2004. We paid the deficiency (approximately $444.0 million, including interest) in January 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiency is attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001; we expect the Service to allow the carrybacks upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiency is attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2000 to have a material impact on our net income. Similarly, we believe that there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2000.

Net cash paid for income taxes in 2004 and 2003 were $626.9 million, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million, respectively. Net cash received for income taxes 2002 was $306.8 million, primarily due to refunds for the 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

15.  Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc.("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                  2004            2003           2004            2003
                                              ------------------------------ ------------------------------
                                                                     (in millions)
Change in benefit obligation
Benefit obligation at beginning of year.....    $(1,191.4)      $(1,046.4)      $ (253.3)      $ (280.2)
Service cost................................        (49.6)          (49.0)          (8.7)         (12.3)
Interest cost...............................        (73.8)          (66.9)         (15.4)         (17.9)
Actuarial gain (loss).......................        (62.6)          (65.5)         (22.3)          55.0
Participant contributions...................          -               -             (2.9)          (2.5)
Benefits paid...............................         42.2            38.1           10.9            9.7
Curtailment gain............................         25.1             -              3.9            -
Special termination benefits................         (1.8)            -              -              -
Other.......................................         (0.2)           (1.7)           -             (5.1)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $(1,312.1)      $(1,191.4)      $ (287.8)      $ (253.3)
                                              ==============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $ 1,033.5         $ 893.3       $  378.8       $  354.0
Actual return on plan assets................        124.8           140.5           36.3           31.5
Employer contribution.......................         40.3            37.8            1.4            0.5
Participant contributions...................          -               -              2.9            2.5
Benefits paid...............................        (42.2)          (38.1)         (10.9)          (9.7)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $ 1,156.4       $ 1,033.5       $  408.5       $  378.8
                                              ==============  ============== ============== ===============

Funded (underfunded) status.................     $  (155.7)      $ (157.9)      $  120.7       $  125.5
Unrecognized net actuarial loss.............        165.9           165.6           20.2            7.3
Unrecognized prior service cost (benefit)...          4.0             6.0          (19.9)         (24.4)
Unamortized transition asset................          -              (0.1)           -              -
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Net prepaid benefit asset...................     $   14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $   185.7       $   166.7       $  121.3       $  109.0
Accrued benefit liability including
   minimum liability........................       (179.6)         (157.0)          (0.3)          (0.6)

Accumulated other comprehensive income......          8.1             3.9            -              -
                                              --------------  -------------- -------------- ---------------
Net amount recognized.......................    $    14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

The Principal Residential Mortgage, Inc. divestiture resulted in a curtailment under SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits", for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year remeasurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter, 2004, determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year remeasurement during third quarter 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 million and the actuarial loss amortization decreased by $0.1 million.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed.

These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates, which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from the previous year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $1,098.6 million and $976.8 million at December 31, 2004, and 2003, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                December 31,
                                  ---------------------------------------------
                                  ---------------- ------ ---------------------
                                     2004                         2003
                                  ----------------        ---------------------
                                               (in millions)
Projected benefit obligation......     $  233.3                  $  224.0
Accumulated benefit obligation....        179.6                     157.0

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                 December 31,
                                     -----------------------------------------
                                     ---------------- ------ -----------------
                                      2004                           2003
                                     ----------------        -----------------
                                                (in millions)
Accumulated postretirement benefit
   obligation........................  $  92.7                        $ 88.3
Fair value of plan assets............     90.3                          84.6

Components of net periodic benefit cost (in millions):

                                                        Pension benefits                 Other postretirement benefits
                                            -------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------
                                                 For the year ended December 31,        For the year ended December 31,
                                            -------------------------------------------------------------------------------
                                2004          2003          2002          2004       2003         2002
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.6     $  49.0         $ 36.5       $  8.7     $ 12.3      $  9.4
 Interest cost..............       73.8        66.9           63.0         15.4       17.9        17.8
 Expected return on plan
   assets...................      (87.4)      (74.8)         (84.6)       (27.6)     (25.8)      (32.8)
 Amortization of prior
   service cost
   (benefit)................        1.8         1.7            1.7         (2.8)      (3.2)       (2.7)
 Amortization of transition
   asset....................       (0.1)       (0.5)          (2.2)         -          -           -
 Recognized net actuarial
   (gain) loss..............       14.1        17.9           (7.9)         0.5        2.7         0.2
 Special termination and
   benefits.....................                  1.8         -              -            -          -           -
 Curtailment gain.............            (13.8)        -              -           (5.4)       -           -
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  39.8     $  60.2         $  6.5       $(11.2)    $  3.9      $ (8.1)
   (income).................
                             ========================================= ====================================

Additional information:

                                                                        Other postretirement
                                         Pension benefits                     benefits
                                     -------------------------    ----------------------------------
                         For the year ended December 31,
                                     ---------------------------------------------------------------
                                     ----------    ----------- -- ---------------    ---------------
                                       2004           2003             2004               2003
                                     ----------    -----------    ---------------    ---------------
                                  (in millions)
Increase in minimum liability
   included in other
   comprehensive income...........       $ 4.3        $  3.9           N/A                N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                               Other postretirement
                                   Pension benefits                 benefits
                                -------------------------    ------------------------
                                                   December 31,
                                -----------------------------------------------------
                                ---------- -------------- -- ------------ -----------
                                 2004          2003             2004         2003
                                ---------- --------------    ------------ -----------
                                ---------- --------------    ------------ -----------

Discount rate................... 6.00%         6.25%            6.00%       6.25%
Rate of compensation increase... 5.00%         5.00%            5.00%       5.00%

Weighted-average assumptions used to determine net periodic benefit cost

                                     Pension benefits                        Other postretirement benefits
                          ----------------------------------------     ------------------------------------------
                         For the year ended December 31,
                          ---------------------------------------------------------------------------------------
                                2004           2003       2002               2004           2003         2002
                          ----------------- ----------- ----------     ----------------- ------------ -----------
                          ----------------- ----------- ----------     ----------------- ------------ -----------

Discount rate..........     6.25%/6.50%*      6.50%       7.50%          6.25%/6.50%*       6.50%       7.50%
Expected long-term
   return on plan
   assets..............        8.50%          8.50%       9.00%             7.31%           7.36%       9.11%
Rate of compensation
   increase............
                               5.00%          5.00%       5.00%             5.00%           5.00%       5.00%

* The first three quarters of 2004 expense for the home office pension and other postretirement benefit plans and retiree medical plans were based on a 6.25% discount rate. The last quarter of 2004 was based on a 6.50% discount rate due to the third quarter 2004 remeasurement for the Principal Residential Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

For other postretirement benefits, the 7.31% rate for 2004 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 7.75%, respectively.

The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

Assumed health care cost trend rates
                                                               For the year ended December 31,
                                                          -------------------------------------------
                                                          ------------------- --- -------------------
                                                                 2004                    2003
                                                          -------------------     -------------------
                                                          -------------------     -------------------
Health care cost trend rate assumed for next year
   under age 65.......................................          14.45%                  12.50%
Health care cost trend rate assumed for next year age
   65 and over........................................          12.75%                  12.50%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) .................           5.0%                    5.0%
Year that the rate reaches the ultimate trend rate....           2016                    2010

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                         1-percentage-point  1-percentage-point
                                                              increase            decrease
                                                         ------------------- -------------------
                                                                     (in millions)

Effect on total of service and interest cost components.      $   5.1            $   (3.2)
Effect on accumulated postretirement benefit obligation.         45.9               (37.5)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                  October 1,
                                    ---------------------------------------
                                    ---------------------------------------
                                           2004                2003
                                    ------------------- -------------------
                                    -------------------
Asset category
Domestic equity securities........          57%                 58%
International equity securities...          10                  10
Domestic debt securities..........          25                  27
Real estate.......................           8                   5
                                    ------------------- -------------------
                                    ------------------- -------------------
   Total                                   100%                100%
                                    =================== ===================

Our investment strategy is to achieve the following:
o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                             Target allocation
                                       --------------------------
                                       --------------------------
Domestic equity securities............           40-60%
International equity securities.......            5-15%
Domestic debt securities..............           20-30%
International debt securities.........            0-7%
Real estate...........................            3-10%
Other.................................            0-7%

For 2004 and 2003, respectively, the plan assets include $26.6 million and $66.8 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                            October 1,
                              ---------------------------------------
                              ---------------------------------------
                                     2004                2003
                              ------------------- -------------------
                              -------------------
Asset category
Equity securities............         50%                 47%
Debt securities..............         50                  53
                              ------------------- -------------------
   Total.....................        100%                100%
                              =================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                          Target allocation
                                     -------------------------
                                     -------------------------
Equity securities..................            50-70%
Debt securities....................            30-50%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

We expect to contribute roughly $1.5 million to our other postretirement benefit plans in 2005. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2005 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts expected to be received are:

                                           Other postretirement benefits
                                            (gross benefit payments,
                               Pension            including                     Amount of Medicare Part D
                              benefits      prescription drug benefits)           subsidy receipts
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
                                                        (in millions)
 Year ending December 31:
 2005                           $40.7                  $16.8                            $ -
 2006                            42.8                   18.5                             0.9
 2007                            45.6                   20.7                             0.9
 2008                            49.5                   23.0                             1.0
 2009                            54.1                   25.8                             1.2
  2010-2014.................    341.1                  175.2                             8.4

The above table reflects the total benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2004.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.


                                                    For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2004                                     2003
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified    Total       Qualified  Nonqualified      Total
                                  plan        plans                      plan         plans
                              --------------------------------------- -----------------------------------------
                                                             (in millions)

Benefit obligation, end of
   the year.................  $(1,078.8)     $ (233.3)    $(1,312.1)     $ (967.4)  $ (224.0)     $(1,191.4)
Fair value of plan assets,
   end of the year..........      1,156.4         -         1,156.4      1,033.5         -          1,033.5
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        77.6      (233.3)       (155.7)        66.1      (224.0)        (157.9)
Unrecognized net actuarial
   loss......................        97.6        68.3         165.9         85.5        80.1          165.6
Unrecognized prior service
   cost (benefit) ...........        10.5        (6.5)          4.0         15.3        (9.3)           6.0
Unrecognized transition                                                                  0.1
   (asset) liability.........         -           -             -            (0.2)                     (0.1)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7                 $    14.2      $ 166.7                  $    13.6
                                             $ (171.5)                              $ (153.1)
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........   $   185.7    $    -       $   185.7      $ 166.7    $    -        $   166.7
Accrued benefit liability,
   including minimum
   liability.................         -        (179.6)       (179.6)         -        (157.0)        (157.0)
Accumulated other
   comprehensive income......         -           8.1           8.1          -           3.9            3.9
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7    $ (171.5)    $    14.2      $ 166.7    $ (153.1)     $    13.6
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................   $    40.4    $    9.2     $    49.6      $  41.5    $    7.5      $    49.0
 Interest cost...............        59.9        13.9          73.8         55.4        11.5           66.9
 Expected return on plan
   assets....................       (87.4)        -           (87.4)       (74.8)        -            (74.8)
 Amortization of prior
   service cost (benefit) ..          3.7        (1.9)          1.8          3.7        (2.0)           1.7
 Amortization of transition                                                              1.1
   (asset) obligation........        (0.2)        0.1          (0.1)         (1.6)                     (0.5)
 Recognized net actuarial
   loss......................         7.8         6.3          14.1         14.3         3.6           17.9
 Special termination
      benefits................        -           1.8           1.8          -           -              -
 Curtailment gain..............     (13.2)       (0.6)        (13.8)         -           -              -
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost ..   $    11.0    $   28.8     $    39.8      $  38.5    $   21.7      $    60.2
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $13,000 of their compensation to the plans in 2004. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.6 million, $18.5 million and $20.2 million in 2004, 2003, and 2002 respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.5 million, $3.7 million and $3.5 million in 2004, 2003, and 2002, respectively, to our nonqualified defined contribution plans.

As a result of the demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

16.  Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. We will cooperate fully with the inquiry. We have and will continue to cooperate with regulators regarding any inquiries about our business practices.

On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This new lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from the state court to the United States District Court for the Southern District of Iowa. We intend to vigorously defend this matter.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2004, was approximately $160.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

We are also subject to various indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

Securities Posted as Collateral

We posted $364.9 million in securities under collateral agreements at December 31, 2004, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.

17.  Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization, our ultimate parent, Principal Financial Group, Inc., issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income were as follows:

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                  (in millions)

Balances at January 1, 2002...         $435.7        $ (58.2)        $(9.1)       $    -          $  368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          806.3                          -             -               806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4            -             -             -                63.4
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (2.5)                         -             -                (2.5)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)           -             -             -              (121.6)
   Unearned revenue reserves..            6.4            -             -             -                 6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -            (77.6)          -             -               (77.6)
Net change in unrealized
   gains(losses) on policyholder
   dividend obligation........          (33.6)           -             -             -               (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)          27.2           -             -              (226.1)
Change in net foreign
   currency translation
   adjustment.................            -              -             2.0           -                 2.0
                                -----------------------------------------------------------------------------
Balances at December 31, 2002.
                                       $900.8        $(108.6)        $(7.1)      $   -            $  785.1

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2003...       $  900.8       $ (108.6)         $(7.1)       $  -            $   785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          677.7                           -             -                677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -              -             -                 12.9
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (8.4)           -              -             -                 (8.4)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -              -             -                (48.2)
   Unearned revenue reserves..            1.6            -              -             -                  1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3            -             -                 76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                          -             -                (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)           -             1.4             (220.0)
Change in net foreign
   currency translation
   adjustment.................            -              -             (0.1)          -                 (0.1)
Change in minimum pension
   liability adjustment.......            -              -              -            (3.9)              (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -              -             -                  9.1
                                ------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------
Balances at December 31, 2003.       $1,285.1                         $(7.2)                       $ 1,216.8
                                                    $  (58.6)                      $ (2.5)

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2004...      $ 1,285.1       $  (58.6)      $   (7.2)      $  (2.5)        $  1,216.8
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........           67.6            -               -           -                  67.6
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........            0.2            -               -           -                   0.2
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................          (28.2)                           -           -                 (28.2)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....              31.5            -               -           -                  31.5
   Sales inducements..........            0.5            -               -           -                   0.5
   Unearned revenue reserves..           (3.8)           -               -           -                  (3.8)
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             88.9             -           -                  88.9
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (19.5)                           -           -                 (19.5)
Provision for deferred income
   tax benefit (expense)......          (16.7)         (31.1)            -           1.5               (46.3)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.6)        -                  (0.6)
Change in minimum pension
   liability..................            -              -               -          (4.3)               (4.3)
                                ------------------------------------------------------------------------------
Balances at December 31, 2004.
                                    $ 1,316.7        $  (0.8)      $    (7.8)     $ (5.3)         $  1,302.8
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                    For the year ended December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2004           2003            2002
                                                             --------------- -------------- ---------------
                                                                             (in millions)
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $113.5          $560.6         $674.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................             (24.1)         (126.3)        (259.5)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as             $89.4          $434.3
   adjusted............................................                                          $414.7
                                                             =============== ============== ===============

The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2004 statutory results, we could pay approximately $591.1 million in stockholder dividends in 2005 without exceeding the statutory limitation.

18.  Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2004                               2003
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                                                  (in millions)
Assets (liabilities)
Fixed maturities, available-for-
   sale .............................     $39,111.1        $39,111.1         $35,964.0        $35,964.0
Fixed maturities, trading ...........          93.0             93.0             102.9            102.9
Equity securities, available-for-
   sale .............................         723.8            723.8             655.9            655.9
Mortgage loans.......................      11,328.7         12,385.4          10,918.6         12,085.9
Policy loans.........................         814.5            814.5             804.1            804.1
Other investments....................       1,259.1          1,259.1           1,164.1          1,164.1
Cash and cash equivalents............         385.3            385.3             901.0            901.0
Investment-type insurance
   contracts.........................     (30,145.1)       (30,170.9)        (27,254.1)       (28,299.8)
Short-term debt......................        (697.6)          (697.6)           (477.1)          (477.1)
Long-term debt.......................        (347.8)          (368.9)           (581.5)          (613.5)

19.  Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. As of December 31, 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, we meet the minimum RBC requirements.

Statutory net income and statutory surplus were as follows:

                           As of or for the year ended December 31,
                       ----------------------------------------------------
                       ----------------------------------------------------
                          2004               2003              2002
                       --------------- ----------------- ------------------
                                        (in millions)

Statutory net income... $   512.7          $   577.1         $   402.1
Statutory surplus......   3,044.3            3,859.4           3,336.7

20.  Segment Information

We provide financial products and services through the U.S. Asset Management and Accumulation and Life and Health Insurance segments. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the U.S.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented.

See Note 4 for further explanation.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                     December 31,
                                        ----------------------------------------
                                        ------------------- - ------------------
                                              2004                    2003
                                        -------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   94,317.0             $   83,832.2
Life and Health Insurance...............      13,141.3                 12,158.4
Mortgage Banking........................           -                    5,558.8
Corporate and Other ....................       2,420.9                  2,203.3
                                        -------------------   ------------------
                                        -------------------   ------------------
  Total consolidated assets.............  $  109,879.2             $  103,752.7
                                        ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,620.0             $ 3,516.7            $ 3,659.7
Life and Health Insurance.................            4,153.2               4,014.3              3,946.8
Corporate and Other.......................               (4.2)                 24.2                 13.1
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating revenues........            7,769.0               7,555.2              7,619.6
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (119.8)               (103.5)              (441.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total revenues per consolidated                   $ 7,649.2             $7,451.7             $ 7,178.6
     statements of operations.............
                                              ===================   ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  498.5              $  425.1           $ 358.3
Life and Health Insurance.................              257.7                 241.2             233.1
Mortgage Banking..........................              (10.3)                (18.1)            (16.7)
Corporate and Other ......................               (1.0)                 21.3              10.2
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              744.9                 669.5             584.9
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (77.7)                (59.2)           (262.7)
Other after-tax adjustments (1)...........              100.6                  49.0             229.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  767.8              $  659.3           $ 552.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).

    In 2003, other after-tax adjustments of $49.0 million included the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($13.5 million)and (c) a cumulative effect of accounting change related to the implementation of FIN 46 ($6.6 million).

    In 2002, other after-tax adjustments of ($229.9) million included (1) the positive effect of: (a) the settlement of an IRS audit issue ($138.0) million and (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($120.1 million) and (2) the negative effects of:
    (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); (c) expenses related to the demutualization ($2.0 million)

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 147.8             $ 131.5               $  87.7
Life and Health Insurance.................            130.6               122.6                 122.1
Mortgage Banking..........................             (6.4)              (11.2)                (10.3)
Corporate and Other.......................             (5.1)                2.5                 (11.5)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     266.9               245.4                 188.0
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (40.6)              (37.4)               (141.3)
Taxes related to other after-tax
   adjustments..........................                -                 (26.1)               (116.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense (benefit)                $ 226.3             $ 181.9               $ (69.3)
     per consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services:

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                                    2004                 2003                2002
                                             -------------------- ------------------- -------------------
                                                                    (in millions)
 ===========================================
  U.S. Asset Management and Accumulation:
 -------------------------------------------
   Full-service accumulation..............         $ 1,168.7             $1,099.5            $1,076.5
 -------------------------------------------
   Full-service payout....................             811.8                862.5             1,191.8
 -------------------------------------------
   Investment only........................             931.6                905.9               886.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total pension........................           2,912.1              2,867.9             3,154.7
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             393.8                354.9               303.8
 -------------------------------------------
 Principal Bank...........................              20.6                 24.3                19.2
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,326.5              3,247.1             3,477.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             338.5                304.0               215.4

 Eliminations.............................             (45.0)               (34.4)              (33.4)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,620.0              3,516.7             3,659.7
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------

   Individual life insurance..............           1,370.4              1,360.1             1,381.3
 -------------------------------------------
   Health insurance.......................           1,778.8              1,746.7             1,708.3

   Specialty benefits insurance...........           1,004.0                907.5               857.2
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total Life and Health Insurance......           4,153.2              4,014.3             3,946.8
 -------------------------------------------
 -------------------------------------------
 Corporate and Other......................              (4.2)                24.2                13.1
                                             -------------------- ------------------- -------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 ------------------------------------------- ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues............            (119.8)              (103.5)             (441.0)
 ------------------------------------------- -------------------- ------------------- -------------------
 Total U.S. GAAP revenues.................         $ 7,649.2             $7,451.7            $7,178.6
                                             ==================== =================== ==================--

21.  Stock-Based Compensation Plans

As of December 31, 2004, our ultimate parent, Principal Financial Group, Inc., sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

Beginning in 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

Beginning in 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. For the years ended December 31, 2004 and 2003, we recorded compensation expense of $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2004, 2003 and 2002, we recorded compensation expense of $4.7 million, $6.6 million and $3.0 million, respectively, related to the plan.

Under Principal Financial Group, Inc.'s Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc.'s common stock on a quarterly basis. For 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $38.5 million, $20.3 million and $9.1 million for 2004, 2003 and 2002, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

The weighted-average estimated fair value of stock options granted during 2004, 2003 and 2002, using the Black-Scholes option valuation model was $13.55, $10.64 and $10.18 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                2004              2003           2002
                           ------------      -----------      ------------
                                                              ------------
Dividend yield............
                                 1.26   %            .91 %           .91   %
                           ============      ===========      ============
                                                              ============
Expected volatility.......
                                39.2    %          38.6  %         32.5    %
                           ============      ===========      ============
                                                              ============
Risk-free interest rate...       3.3
                                        %           3.1  %          4.7    %
                           ============      ===========      ============
                                                              ============
Expected life (in years)..
                                 6                  6               6
                           ============      ===========      ============

22.  Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2004 and 2003:

                                                               For the three months ended
                                         -----------------------------------------------------------------------
                                         ----------------------------------- -----------------
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                                                     (in millions)
2004
   Total revenues.......................   $  1,842.6        $ 1,834.3         $  1,926.6       $   2,045.7
   Total expenses.......................      1,638.0          1,655.2            1,680.8           1,781.7
   Income from continuing operations,
     net of related income taxes........        152.4            135.6              183.5             195.7
   Income (loss) from discontinued
     operations, net of related
     income taxes.......................         30.2            (20.1)              94.1              (1.2)
   Net income...........................        180.2            115.5              277.6             194.5

2003
   Total revenues.......................   $  1,783.9        $ 1,813.9         $  1,827.8       $   2,026.1
   Total expenses.......................      1,655.4          1,618.9            1,602.4           1,753.9
    Income from continuing operations,
     net of related income taxes........         97.7            144.9              167.0             229.6
   Income (loss) from discontinued
     operations, net of related income
     taxes..............................         41.9             35.0              (12.7)            (40.7)
   Net income...........................        139.6            179.9              150.9             188.9



                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2004 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2004.
                          Statement of Operations for the year ended
                            December 31, 2004.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2004, 2003 and 2002.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2004*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP*
                 (10b) Powers of Attorney (Filed 4/30/2004)
                 (11)  Financial Statement Schedules*
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134


 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 13.38% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 3, 2005.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 4.22% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Equity Income Fund, Inc. (f/k/a Principal Utilities Fund, Inc.) (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 24.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Fund, Inc. (a Maryland Corporation) 10.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.22% of shares outstanding of the Bond & Mortgage Securitites Fund,
               6.96% of shares outstanding of the Capital Preservation Fund, 0.02% of shares outstanding of the Governement Securities Fund,
               0.04%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.06% of shares outstanding of the High Quality Short-Term Bond Fund,
               99.99% of shares outstanding of the High Yield Fund, 98.72% of shares outstanding of the Inflation Protection Fund, 17.56% of shares outstanding of the International Emerging Markets Fund,
               16.31% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 0.02% of shares outstanding of the LargeCap Blend Fund I, 20.74% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 25.83% of shares outstanding of the LargeCap Value Fund, 0.03% of shares outstanding of the MidCap Blend Fund, 0.26% of shares outstanding of the MidCap Growth Fund, 0.03% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.31% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               34.92% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 44.17% of shares outstanding of the Partners LargeCap Value
               Fund I,
               72.85% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.06% of shares outstanding of the Partners MidCap Growth Fund, 0.04% of shares outstanding of the Partners MidCap Growth Fund I, 100.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.11% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               69.31% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.27% of shares outstanding of the Partners SmallCap Value Fund I,
               83.88% of shares outstanding of the Partners SmallCap Value Fund II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 16.36% of shares outstanding of the SmallCap Blend Fund, 0.14% of shares outstanding of the SmallCap Growth Fund, 0.01% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.16% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 3, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income (f/k/a Utilities), Equity Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 27.  Number of Contractowners - As of: March 31, 2005

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            41                6
          Pension Builder Contracts                283              173
          Personal Variable Contracts              269               14
          Premier Variable Contracts               858               40
          Flexible Variable Annuity Contract    57,350           57,350
          Freedom Variable Annuity Contract      2,049            2,049

Item 28.  Indemnification

There is no contract, arrangement or statute under which the underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by the underwriter or affiliated person for his/her own protection.


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles           Senior Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $21,344,906
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2005.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/29/2005
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/29/2005
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/29/2005
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/29/2005
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/29/2005
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/29/2005
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/29/2005
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/29/2005
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/29/2005
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/29/2005
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/29/2005
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/29/2005
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        04/29/2005
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/29/2005
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/29/2005
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney